Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
March 31, 2023
VTMI-NPRT1-0523
1.9887334.104
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	273	9,020
AST SpaceMobile, Inc. (a)(b)	616	3,129
AT&T, Inc.	109,542	2,108,684
ATN International, Inc.	168	6,875
Bandwidth, Inc. (a)	308	4,682
Cogent Communications Group, Inc.	642	40,908
Consolidated Communications Holdings, Inc. (a)	1,059	2,732
EchoStar Holding Corp. Class A (a)(b)	577	10,553
Frontier Communications Parent, Inc. (a)	3,437	78,260
Globalstar, Inc. (a)(b)	10,809	12,538
IDT Corp. Class B (a)	294	10,020
Iridium Communications, Inc.	1,931	119,587
Liberty Global PLC:
Class A (a)	1,037	20,222
Class C (a)	5,510	112,294
Liberty Latin America Ltd. Class A (a)	2,775	23,060
Lumen Technologies, Inc. (b)	14,935	39,578
Ooma, Inc. (a)	362	4,529
Radius Global Infrastructure, Inc. (a)	1,156	16,959
Verizon Communications, Inc.	64,561	2,510,777
		5,134,407
Entertainment - 1.3%
Activision Blizzard, Inc.	10,943	936,611
AMC Entertainment Holdings, Inc. Class A (a)(b)	8,064	40,401
Cinedigm Corp. (a)(b)	2,571	1,080
Cinemark Holdings, Inc. (a)(b)	1,613	23,856
Electronic Arts, Inc.	4,031	485,534
Genius Brands International, Inc. (a)(b)	504	1,376
Liberty Media Corp. Liberty Braves Class C (a)	714	24,055
Liberty Media Corp. Liberty Formula One:
Class A (a)	233	15,728
Series C (a)	3,291	246,266
Lions Gate Entertainment Corp. Class A (a)	2,718	30,088
Live Nation Entertainment, Inc. (a)	2,197	153,790
Madison Square Garden Entertainment Corp. (a)	404	23,864
Madison Square Garden Sports Corp.	279	54,363
Marcus Corp. (b)	404	6,464
Netflix, Inc. (a)	6,840	2,363,083
Playstudios, Inc. Class A (a)	1,342	4,952
Playtika Holding Corp. (a)	1,353	15,235
Roku, Inc. Class A (a)	1,875	123,413
Sciplay Corp. (A Shares) (a)	374	6,343
Skillz, Inc. (a)(b)	4,183	2,481
Take-Two Interactive Software, Inc. (a)	2,425	289,303
The Walt Disney Co. (a)	28,024	2,806,043
Vivid Seats, Inc. Class A (a)(b)	453	3,456
Warner Bros Discovery, Inc.	33,971	512,962
Warner Music Group Corp. Class A	1,807	60,300
World Wrestling Entertainment, Inc. Class A (b)	667	60,870
		8,291,917
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	92,180	9,561,831
Class C (a)	81,022	8,426,288
Angi, Inc. (a)	1,188	2,697
Bumble, Inc. (a)	1,245	24,340
CarGurus, Inc. Class A (a)	1,470	27,460
Cars.com, Inc. (a)	986	19,030
Eventbrite, Inc. (a)	1,256	10,776
EverQuote, Inc. Class A (a)	272	3,781
fuboTV, Inc. (a)(b)	2,710	3,279
IAC, Inc. (a)	1,213	62,591
Match Group, Inc. (a)	4,295	164,885
MediaAlpha, Inc. Class A (a)	357	5,348
Meta Platforms, Inc. Class A (a)	34,566	7,325,918
Nextdoor Holdings, Inc. (a)(b)	2,182	4,691
Pinterest, Inc. Class A (a)	9,028	246,194
QuinStreet, Inc. (a)	799	12,680
Shutterstock, Inc.	376	27,298
Snap, Inc. Class A (a)	15,457	173,273
TripAdvisor, Inc. (a)	1,591	31,597
TrueCar, Inc. (a)	1,421	3,268
Vimeo, Inc. (a)	2,325	8,905
Yelp, Inc. (a)	1,057	32,450
Ziff Davis, Inc. (a)	730	56,977
Zoominfo Technologies, Inc. (a)	4,160	102,794
		26,338,351
Media - 0.9%
Advantage Solutions, Inc. Class A (a)	1,586	2,506
Altice U.S.A., Inc. Class A (a)	3,503	11,980
AMC Networks, Inc. Class A (a)	432	7,595
Boston Omaha Corp. (a)	271	6,415
Cable One, Inc.	74	51,948
Cardlytics, Inc. (a)(b)	544	1,847
Charter Communications, Inc. Class A (a)	1,651	590,414
Clear Channel Outdoor Holdings, Inc. (a)	7,293	8,752
Comcast Corp. Class A	66,303	2,513,547
DISH Network Corp. Class A (a)	3,931	36,676
E.W. Scripps Co. Class A (a)	870	8,187
Entravision Communication Corp. Class A	1,002	6,062
Fox Corp.:
Class A	4,572	155,677
Class B	2,211	69,226
Gannett Co., Inc. (a)	2,235	4,179
Gray Television, Inc.	1,289	11,240
iHeartMedia, Inc. (a)	1,604	6,256
Interpublic Group of Companies, Inc.	5,967	222,211
John Wiley & Sons, Inc. Class A	651	25,239
Lee Enterprises, Inc. (a)	79	984
Liberty Broadband Corp.:
Class A (a)	36	2,956
Class C (a)	2,051	167,567
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	1,437	40,365
Series C (a)	2,075	58,079
Magnite, Inc. (a)	1,875	17,363
National CineMedia, Inc.	734	97
News Corp.:
Class A	7,145	123,394
Class B	535	9,325
Nexstar Broadcasting Group, Inc. Class A	580	100,143
Omnicom Group, Inc.	3,130	295,284
Paramount Global:
Class A	93	2,403
Class B (b)	7,818	174,420
PubMatic, Inc. (a)	626	8,651
Quotient Technology, Inc. (a)	1,660	5,445
Scholastic Corp.	449	15,365
Sinclair Broadcast Group, Inc. Class A (b)	685	11,755
Sirius XM Holdings, Inc. (b)	10,636	42,225
Stagwell, Inc. (a)	1,672	12,406
TechTarget, Inc. (a)	423	15,279
TEGNA, Inc.	3,397	57,443
The New York Times Co. Class A	2,534	98,522
The Trade Desk, Inc. (a)	6,845	416,929
Thryv Holdings, Inc. (a)	501	11,553
WideOpenWest, Inc. (a)	805	8,557
		5,436,467
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,012	14,674
NII Holdings, Inc. (a)(c)	363	0
Shenandoah Telecommunications Co.	735	13,980
T-Mobile U.S., Inc. (a)	9,179	1,329,486
Telephone & Data Systems, Inc.	1,564	16,438
U.S. Cellular Corp. (a)	241	4,996
		1,379,574
TOTAL COMMUNICATION SERVICES		46,580,716
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Adient PLC (a)	1,471	60,252
American Axle & Manufacturing Holdings, Inc. (a)	1,733	13,535
Aptiv PLC (a)	4,165	467,271
Autoliv, Inc.	1,199	111,939
BorgWarner, Inc.	3,597	176,649
Dana, Inc.	1,938	29,167
Dorman Products, Inc. (a)	427	36,833
Fox Factory Holding Corp. (a)	652	79,133
Garrett Motion, Inc. (a)(b)	847	6,488
Gentex Corp. (b)	3,626	101,637
Gentherm, Inc. (a)	501	30,270
Holley, Inc. (a)(b)	566	1,551
LCI Industries (b)	397	43,618
Lear Corp.	910	126,936
Luminar Technologies, Inc. (a)(b)	3,516	22,819
Modine Manufacturing Co. (a)	787	18,140
Motorcar Parts of America, Inc. (a)	347	2,582
Patrick Industries, Inc.	326	22,432
QuantumScape Corp. Class A (a)(b)	4,274	34,961
Spruce Power Holding Corp. (Class A) (a)(b)	2,333	1,913
Standard Motor Products, Inc.	266	9,818
Stoneridge, Inc. (a)	418	7,817
The Goodyear Tire & Rubber Co. (a)	4,412	48,620
Visteon Corp. (a)	432	67,751
XPEL, Inc. (a)	312	21,200
		1,543,332
Automobiles - 1.7%
Canoo, Inc. (a)(b)	3,347	2,184
Faraday Future Intelligent Electric, Inc. (a)(b)	4,689	1,660
Fisker, Inc. (a)(b)	2,395	14,705
Ford Motor Co.	60,717	765,034
General Motors Co.	21,848	801,385
Harley-Davidson, Inc.	2,049	77,801
Lordstown Motors Corp. Class A (a)(b)	2,064	1,369
Lucid Group, Inc. Class A (a)(b)	9,056	72,810
Rivian Automotive, Inc. (a)	8,431	130,512
Tesla, Inc. (a)	41,260	8,559,800
Thor Industries, Inc. (b)	827	65,862
Winnebago Industries, Inc.	464	26,773
Workhorse Group, Inc. (a)(b)	2,225	2,959
		10,522,854
Broadline Retail - 2.3%
Amazon.com, Inc. (a)	136,431	14,091,958
Big Lots, Inc. (b)	451	4,943
ContextLogic, Inc. (a)	8,512	3,795
Dillard's, Inc. Class A	51	15,692
eBay, Inc.	8,339	370,001
Etsy, Inc. (a)	1,932	215,090
Groupon, Inc. (a)(b)	252	1,061
Kohl's Corp.	1,764	41,525
Macy's, Inc.	4,177	73,056
Nordstrom, Inc. (b)	1,697	27,610
Ollie's Bargain Outlet Holdings, Inc. (a)	902	52,262
Qurate Retail, Inc. Series A (a)(b)	5,139	5,076
		14,902,069
Distributors - 0.1%
Funko, Inc. (a)(b)	535	5,045
Genuine Parts Co.	2,166	362,393
LKQ Corp.	3,901	221,421
Pool Corp.	601	205,806
		794,665
Diversified Consumer Services - 0.1%
2U, Inc. (a)	1,274	8,727
ADT, Inc.	3,250	23,498
Adtalem Global Education, Inc. (a)	680	26,262
American Public Education, Inc. (a)	314	1,702
Bright Horizons Family Solutions, Inc. (a)	890	68,521
Carriage Services, Inc.	193	5,890
Chegg, Inc. (a)	1,909	31,117
Coursera, Inc. (a)	1,263	14,550
Duolingo, Inc. (a)	381	54,327
European Wax Center, Inc. (b)	422	8,018
Frontdoor, Inc. (a)	1,236	34,460
Graham Holdings Co.	59	35,155
Grand Canyon Education, Inc. (a)	479	54,558
H&R Block, Inc. (b)	2,399	84,565
Laureate Education, Inc. Class A	2,041	24,002
Nerdy, Inc. Class A (a)(b)	737	3,081
OneSpaWorld Holdings Ltd. (a)	961	11,522
Perdoceo Education Corp. (a)	1,019	13,685
Rover Group, Inc. Class A (a)	1,712	7,755
Service Corp. International	2,368	162,871
Strategic Education, Inc.	338	30,363
Stride, Inc. (a)	627	24,610
The Beachbody Co., Inc. (a)(b)	1,191	574
WW International, Inc. (a)	900	3,708
Xwell, Inc. (a)(b)	1,422	513
		734,034
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	765	6,969
Airbnb, Inc. Class A (a)	6,122	761,577
ARAMARK Holdings Corp.	3,966	141,983
Bally's Corp. (a)	446	8,706
BJ's Restaurants, Inc. (a)	351	10,228
Bloomin' Brands, Inc.	1,320	33,858
Bluegreen Vacations Holding Corp. Class A	164	4,490
Booking Holdings, Inc. (a)	596	1,580,836
Boyd Gaming Corp.	1,226	78,611
Brinker International, Inc. (a)	658	25,004
Caesars Entertainment, Inc. (a)	3,301	161,122
Carnival Corp. (a)(b)	15,403	156,340
Century Casinos, Inc. (a)	500	3,665
Chipotle Mexican Grill, Inc. (a)	426	727,732
Choice Hotels International, Inc. (b)	432	50,626
Churchill Downs, Inc.	506	130,067
Chuy's Holdings, Inc. (a)	263	9,429
Cracker Barrel Old Country Store, Inc. (b)	345	39,192
Darden Restaurants, Inc.	1,880	291,701
Dave & Buster's Entertainment, Inc. (a)(b)	628	23,104
Denny's Corp. (a)	846	9,441
Dine Brands Global, Inc.	233	15,760
Domino's Pizza, Inc.	544	179,449
Doordash, Inc. (a)	4,041	256,846
Draftkings Holdings, Inc.	6,899	133,565
Dutch Bros, Inc. (a)(b)	451	14,265
El Pollo Loco Holdings, Inc.	249	2,388
Everi Holdings, Inc. (a)	1,360	23,324
Expedia, Inc. (a)	2,317	224,819
First Watch Restaurant Group, Inc. (a)	163	2,618
Full House Resorts, Inc. (a)	418	3,022
GAN Ltd. (a)	480	619
Golden Entertainment, Inc. (a)	352	15,316
Hilton Grand Vacations, Inc. (a)	1,228	54,560
Hilton Worldwide Holdings, Inc.	4,159	585,878
Hyatt Hotels Corp. Class A (a)	742	82,948
Inspired Entertainment, Inc. (a)	324	4,144
Jack in the Box, Inc.	315	27,591
Krispy Kreme, Inc. (b)	1,050	16,328
Kura Sushi U.S.A., Inc. Class A (a)	49	3,226
Las Vegas Sands Corp. (a)	5,049	290,065
Life Time Group Holdings, Inc. (a)(b)	846	13,502
Light & Wonder, Inc. Class A (a)	1,450	87,073
Lindblad Expeditions Holdings (a)	526	5,029
Marriott International, Inc. Class A	4,137	686,907
Marriott Vacations Worldwide Corp.	592	79,837
McDonald's Corp.	11,257	3,147,570
MGM Resorts International	4,899	217,614
Monarch Casino & Resort, Inc.	195	14,459
Noodles & Co. (a)	693	3,361
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,484	87,210
Papa John's International, Inc.	501	37,540
Penn Entertainment, Inc. (a)	2,403	71,273
Planet Fitness, Inc. (a)	1,284	99,728
Playa Hotels & Resorts NV (a)	1,966	18,874
PlayAGS, Inc. (a)	367	2,624
Portillo's, Inc. (a)	541	11,561
RCI Hospitality Holdings, Inc.	136	10,631
Red Robin Gourmet Burgers, Inc. (a)	192	2,749
Red Rock Resorts, Inc.	751	33,472
Royal Caribbean Cruises Ltd. (a)	3,375	220,388
Rush Street Interactive, Inc. (a)	941	2,927
Ruth's Hospitality Group, Inc.	436	7,159
Sabre Corp. (a)(b)	4,889	20,974
SeaWorld Entertainment, Inc. (a)	601	36,847
Shake Shack, Inc. Class A (a)	565	31,352
Six Flags Entertainment Corp. (a)	1,156	30,877
Soho House & Co., Inc. Class A (a)(b)	664	4,343
Starbucks Corp.	17,643	1,837,166
Texas Roadhouse, Inc. Class A	1,028	111,086
The Cheesecake Factory, Inc. (b)	737	25,832
The ONE Group Hospitality, Inc. (a)	489	3,961
Travel+Leisure Co.	1,227	48,098
Vail Resorts, Inc.	621	145,115
Wendy's Co.	2,641	57,521
Wingstop, Inc.	460	84,447
Wyndham Hotels & Resorts, Inc.	1,365	92,615
Wynn Resorts Ltd. (a)	1,584	177,265
Xponential Fitness, Inc. (a)	307	9,330
Yum! Brands, Inc.	4,328	571,642
		14,341,371
Household Durables - 0.5%
Aterian, Inc. (a)(b)	1,714	1,474
Bassett Furniture Industries, Inc.	128	2,278
Beazer Homes U.S.A., Inc. (a)	458	7,273
Cavco Industries, Inc. (a)	128	40,671
Century Communities, Inc. (b)	436	27,869
Cricut, Inc. (b)	675	6,885
D.R. Horton, Inc.	4,809	469,791
Dream Finders Homes, Inc. (a)(b)	364	4,823
Ethan Allen Interiors, Inc. (b)	346	9,501
Garmin Ltd.	2,357	237,868
GoPro, Inc. Class A (a)	1,943	9,773
Green Brick Partners, Inc. (a)	438	15,356
Helen of Troy Ltd. (a)	373	35,498
Hooker Furnishings Corp.	145	2,638
Hovnanian Enterprises, Inc. Class A (a)	91	6,173
Installed Building Products, Inc.	354	40,367
iRobot Corp. (a)(b)	435	18,983
KB Home	1,260	50,627
La-Z-Boy, Inc.	646	18,786
Leggett & Platt, Inc.	2,044	65,163
Lennar Corp.:
Class A	3,861	405,830
Class B	286	25,543
LGI Homes, Inc. (a)	310	35,349
Lovesac (a)(b)	213	6,156
M.D.C. Holdings, Inc.	864	33,584
M/I Homes, Inc. (a)	430	27,129
Meritage Homes Corp.	567	66,203
Mohawk Industries, Inc. (a)	813	81,479
Newell Brands, Inc.	5,799	72,140
NVR, Inc. (a)	46	256,321
PulteGroup, Inc.	3,498	203,863
Purple Innovation, Inc. (a)	695	1,835
Skyline Champion Corp. (a)	818	61,538
Snap One Holdings Corp. (a)	332	3,104
Sonos, Inc. (a)(b)	1,932	37,906
Taylor Morrison Home Corp. (a)	1,681	64,315
Tempur Sealy International, Inc.	2,639	104,214
Toll Brothers, Inc.	1,615	96,948
TopBuild Corp. (a)	492	102,405
Traeger, Inc. (a)(b)	993	4,081
TRI Pointe Homes, Inc. (a)	1,555	39,373
Tupperware Brands Corp. (a)	630	1,575
Universal Electronics, Inc. (a)	188	1,906
Vizio Holding Corp. (a)(b)	893	8,198
VOXX International Corp. (a)	261	3,218
Whirlpool Corp. (b)	837	110,501
ZAGG, Inc. rights (a)(c)	132	0
		2,926,511
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	483	24,604
American Outdoor Brands, Inc. (a)(b)	175	1,722
AMMO, Inc. (a)(b)	1,377	2,713
Brunswick Corp.	1,119	91,758
Clarus Corp.	541	5,112
Hasbro, Inc.	2,002	107,487
JAKKS Pacific, Inc. (a)	78	1,349
Johnson Outdoors, Inc. Class A	85	5,356
Latham Group, Inc. (a)	798	2,282
Malibu Boats, Inc. Class A (a)	307	17,330
MasterCraft Boat Holdings, Inc. (a)	256	7,790
Mattel, Inc. (a)	5,402	99,451
Peloton Interactive, Inc. Class A (a)	4,876	55,294
Polaris, Inc. (b)	841	93,040
Smith & Wesson Brands, Inc.	681	8,383
Solo Brands, Inc. Class A (a)	297	2,132
Sturm, Ruger & Co., Inc.	265	15,222
Topgolf Callaway Brands Corp. (a)(b)	2,139	46,245
Vista Outdoor, Inc. (a)	897	24,856
YETI Holdings, Inc. (a)	1,335	53,400
		665,526
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	501	5,762
Abercrombie & Fitch Co. Class A (a)	753	20,896
Academy Sports & Outdoors, Inc.	1,234	80,519
Advance Auto Parts, Inc.	927	112,732
America's Car Mart, Inc. (a)	88	6,970
American Eagle Outfitters, Inc.	2,640	35,482
Arko Corp.	1,151	9,772
Asbury Automotive Group, Inc. (a)	341	71,610
AutoNation, Inc. (a)	530	71,211
AutoZone, Inc. (a)	292	717,780
BARK, Inc. (a)	1,827	2,649
Barnes & Noble Education, Inc. (a)	379	576
Bath & Body Works, Inc.	3,517	128,652
Bed Bath & Beyond, Inc. (a)(b)	1,195	511
Best Buy Co., Inc.	3,085	241,463
Big 5 Sporting Goods Corp. (b)	290	2,230
Boot Barn Holdings, Inc. (a)	451	34,565
Build-A-Bear Workshop, Inc.	191	4,439
Burlington Stores, Inc. (a)	1,008	203,717
Caleres, Inc. (b)	571	12,351
Camping World Holdings, Inc.	626	13,065
CarMax, Inc. (a)(b)	2,434	156,458
CarParts.com, Inc. (a)	760	4,058
Carvana Co. Class A (a)(b)	1,459	14,284
Chewy, Inc. (a)(b)	1,441	53,865
Chico's FAS, Inc. (a)	2,017	11,094
Citi Trends, Inc. (a)	117	2,225
Conn's, Inc. (a)(b)	216	1,309
Designer Brands, Inc. Class A (b)	728	6,363
Destination XL Group, Inc. (a)	893	4,920
Dick's Sporting Goods, Inc.	855	121,316
Duluth Holdings, Inc. (a)	205	1,308
EVgo, Inc. Class A (a)(b)	1,083	8,437
Express, Inc. (a)(b)	802	632
Five Below, Inc. (a)	853	175,692
Floor & Decor Holdings, Inc. Class A (a)(b)	1,633	160,393
Foot Locker, Inc.	1,203	47,747
Franchise Group, Inc. (b)	407	11,091
GameStop Corp. Class A (b)	3,897	89,709
Gap, Inc. (b)	3,177	31,897
Genesco, Inc. (a)	182	6,712
Group 1 Automotive, Inc.	221	50,039
GrowGeneration Corp. (a)(b)	943	3,225
Guess?, Inc. (b)	433	8,426
Haverty Furniture Companies, Inc. (b)	181	5,776
Hibbett, Inc. (b)	193	11,383
JOANN, Inc. (b)	195	310
Lands' End, Inc. (a)(b)	235	2,284
Lazydays Holdings, Inc. (a)(b)	103	1,202
Leslie's, Inc. (a)(b)	2,329	25,642
Lithia Motors, Inc. Class A (sub. vtg.) (b)	421	96,380
LL Flooring Holdings, Inc. (a)	519	1,972
Lowe's Companies, Inc.	9,542	1,908,114
MarineMax, Inc. (a)	317	9,114
Monro, Inc. (b)	469	23,183
Murphy U.S.A., Inc.	322	83,092
National Vision Holdings, Inc. (a)	1,188	22,382
O'Reilly Automotive, Inc. (a)	962	816,719
OneWater Marine, Inc. Class A (a)(b)	163	4,559
Overstock.com, Inc. (a)(b)	730	14,797
Penske Automotive Group, Inc. (b)	378	53,604
Petco Health & Wellness Co., Inc. (a)(b)	1,196	10,764
PetMed Express, Inc. (b)	361	5,863
Polished.Com, Inc. (a)(b)	1,299	676
Rent the Runway, Inc. Class A (a)(b)	766	2,183
Revolve Group, Inc. (a)(b)	604	15,885
RH (a)	297	72,334
Ross Stores, Inc.	5,336	566,310
RumbleON, Inc. Class B (a)	159	964
Sally Beauty Holdings, Inc. (a)	1,610	25,084
Shoe Carnival, Inc. (b)	280	7,182
Signet Jewelers Ltd. (b)	723	56,235
Sleep Number Corp. (a)	339	10,309
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	255	13,857
Sportsman's Warehouse Holdings, Inc. (a)	582	4,935
Stitch Fix, Inc. (a)(b)	1,275	6,515
The Aaron's Co., Inc.	501	4,840
The Buckle, Inc.	460	16,417
The Cato Corp. Class A (sub. vtg.)	216	1,909
The Children's Place, Inc. (a)(b)	203	8,171
The Container Store Group, Inc. (a)	393	1,348
The Home Depot, Inc.	15,738	4,644,599
The ODP Corp. (a)	610	27,438
The RealReal, Inc. (a)(b)	1,003	1,264
thredUP, Inc. (a)	1,325	3,352
Tilly's, Inc. (a)(b)	432	3,331
TJX Companies, Inc.	17,850	1,398,726
Tractor Supply Co.	1,700	399,568
TravelCenters of America LLC (a)(b)	187	16,176
Ulta Beauty, Inc. (a)	787	429,442
Upbound Group, Inc. (b)	745	18,260
Urban Outfitters, Inc. (a)	897	24,865
Victoria's Secret & Co. (a)	1,265	43,200
Vroom, Inc. (a)(b)	1,571	1,412
Wayfair LLC Class A (a)(b)	1,198	41,139
Williams-Sonoma, Inc. (b)	1,028	125,066
Winmark Corp.	41	13,138
Zumiez, Inc. (a)(b)	209	3,854
		13,855,276
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (a)	1,689	2,027
Capri Holdings Ltd. (a)	1,984	93,248
Carter's, Inc. (b)	590	42,433
Columbia Sportswear Co.	551	49,722
Crocs, Inc. (a)	949	119,992
Deckers Outdoor Corp. (a)	407	182,967
Fossil Group, Inc. (a)	788	2,522
G-III Apparel Group Ltd. (a)	654	10,170
Hanesbrands, Inc. (b)	5,224	27,478
Kontoor Brands, Inc.	762	36,873
Levi Strauss & Co. Class A (b)	1,463	26,670
lululemon athletica, Inc. (a)	1,784	649,715
Movado Group, Inc.	226	6,502
NIKE, Inc. Class B	19,364	2,374,801
Oxford Industries, Inc. (b)	234	24,708
PLBY Group, Inc. (a)(b)	717	1,420
PVH Corp.	1,006	89,695
Ralph Lauren Corp. (b)	635	74,085
Rocky Brands, Inc.	82	1,892
Samsonite International SA (a)(d)	22,200	68,580
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,069	98,319
Steven Madden Ltd.	1,131	40,716
Tapestry, Inc.	3,705	159,723
Under Armour, Inc.:
Class A (sub. vtg.) (a)	126	1,196
Class C (non-vtg.) (a)	6,275	53,526
Unifi, Inc. (a)	153	1,250
Vera Bradley, Inc. (a)	270	1,617
VF Corp.	5,087	116,543
Wolverine World Wide, Inc.	1,201	20,477
		4,378,867
TOTAL CONSUMER DISCRETIONARY		64,664,505
CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	143	47,004
Brown-Forman Corp. Class B (non-vtg.)	2,814	180,856
Celsius Holdings, Inc. (a)(b)	623	57,902
Coca-Cola Bottling Co. Consolidated	72	38,526
Constellation Brands, Inc. Class A (sub. vtg.)	2,496	563,821
Duckhorn Portfolio, Inc. (a)	696	11,066
Keurig Dr. Pepper, Inc.	13,066	460,968
MGP Ingredients, Inc.	244	23,600
Molson Coors Beverage Co. Class B	2,892	149,459
Monster Beverage Corp.	11,708	632,349
National Beverage Corp. (a)(b)	350	18,452
PepsiCo, Inc.	21,176	3,860,385
The Coca-Cola Co.	59,819	3,710,573
The Vita Coco Co., Inc. (a)(b)	406	7,966
Vintage Wine Estates, Inc. (a)(b)	368	394
		9,763,321
Food & Staples Retailing - 1.8%
Albertsons Companies, Inc.	2,474	51,410
Andersons, Inc.	461	19,049
BJ's Wholesale Club Holdings, Inc. (a)	2,077	157,997
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	142	0
warrants 11/4/28 (a)	142	0
warrants 11/4/28 (a)	142	0
Casey's General Stores, Inc.	573	124,032
Chefs' Warehouse Holdings (a)	532	18,115
Costco Wholesale Corp.	6,804	3,380,703
Dollar General Corp.	3,468	729,875
Dollar Tree, Inc. (a)	3,237	464,671
Grocery Outlet Holding Corp. (a)	1,355	38,292
Ingles Markets, Inc. Class A	220	19,514
Kroger Co.	10,013	494,342
Performance Food Group Co. (a)	2,397	144,635
PriceSmart, Inc.	385	27,520
Rite Aid Corp. (a)(b)	840	1,882
SpartanNash Co.	541	13,417
Sprouts Farmers Market LLC (a)	1,619	56,714
Sysco Corp.	7,792	601,776
Target Corp.	7,076	1,171,998
U.S. Foods Holding Corp. (a)	3,146	116,213
United Natural Foods, Inc. (a)	881	23,214
Walgreens Boots Alliance, Inc.	11,039	381,729
Walmart, Inc.	21,694	3,198,780
Weis Markets, Inc.	245	20,744
		11,256,622
Food Products - 1.1%
Alico, Inc. (b)	108	2,614
AppHarvest, Inc. (a)(b)	766	469
Archer Daniels Midland Co.	8,447	672,888
B&G Foods, Inc. Class A (b)	1,108	17,207
Benson Hill, Inc. (a)	2,160	2,484
Beyond Meat, Inc. (a)(b)	918	14,899
Bunge Ltd.	2,305	220,174
Cal-Maine Foods, Inc.	590	35,925
Calavo Growers, Inc.	277	7,969
Campbell Soup Co.	3,085	169,613
Conagra Brands, Inc.	7,365	276,629
Darling Ingredients, Inc. (a)	2,467	144,073
Flowers Foods, Inc. (b)	2,957	81,051
Fresh Del Monte Produce, Inc.	451	13,580
Freshpet, Inc. (a)	748	49,510
General Mills, Inc.	9,122	779,566
Hormel Foods Corp.	4,457	177,745
Hostess Brands, Inc. Class A (a)	2,058	51,203
Ingredion, Inc.	1,009	102,646
J&J Snack Foods Corp. (b)	226	33,498
John B. Sanfilippo & Son, Inc.	132	12,793
Kellogg Co.	3,934	263,421
Lamb Weston Holdings, Inc.	2,209	230,885
Lancaster Colony Corp.	307	62,284
Lifecore Biomedical (a)	330	1,246
McCormick & Co., Inc. (non-vtg.)	3,855	320,775
Mission Produce, Inc. (a)	667	7,410
Mondelez International, Inc.	20,983	1,462,935
Pilgrim's Pride Corp. (a)	666	15,438
Post Holdings, Inc. (a)	836	75,131
Seaboard Corp.	4	15,080
Seneca Foods Corp. Class A (a)	90	4,704
Sovos Brands, Inc. (a)	626	10,442
Tattooed Chef, Inc. (a)(b)	747	1,061
The Hain Celestial Group, Inc. (a)	1,339	22,964
The Hershey Co.	2,259	574,712
The J.M. Smucker Co.	1,637	257,615
The Kraft Heinz Co.	12,238	473,243
The Simply Good Foods Co. (a)	1,289	51,264
Tootsie Roll Industries, Inc.	293	13,159
TreeHouse Foods, Inc. (a)	784	39,537
Tyson Foods, Inc. Class A	4,455	264,271
Utz Brands, Inc. Class A	974	16,042
Vital Farms, Inc. (a)	420	6,426
Whole Earth Brands, Inc. Class A (a)	531	1,359
		7,057,940
Household Products - 1.2%
Central Garden & Pet Co. (a)	768	31,534
Church & Dwight Co., Inc.	3,750	331,538
Colgate-Palmolive Co.	12,836	964,625
Energizer Holdings, Inc.	1,035	35,915
Kimberly-Clark Corp.	5,186	696,065
Procter & Gamble Co.	36,421	5,415,438
Reynolds Consumer Products, Inc.	830	22,825
Spectrum Brands Holdings, Inc.	637	42,182
The Clorox Co.	1,896	300,023
WD-40 Co. (b)	205	36,500
		7,876,645
Personal Products - 0.2%
BellRing Brands, Inc.	2,090	71,060
Coty, Inc. Class A (a)	5,623	67,813
Edgewell Personal Care Co. (b)	791	33,554
elf Beauty, Inc. (a)	767	63,162
Estee Lauder Companies, Inc. Class A	3,556	876,412
Herbalife Nutrition Ltd. (a)	1,489	23,973
Inter Parfums, Inc.	272	38,689
MediFast, Inc. (b)	161	16,691
Nu Skin Enterprises, Inc. Class A	757	29,758
The Beauty Health Co. (a)	1,550	19,577
The Honest Co., Inc. (a)	1,044	1,879
USANA Health Sciences, Inc. (a)	168	10,567
Veru, Inc. (a)(b)	783	908
		1,254,043
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	3,595	2,765
Altria Group, Inc.	27,547	1,229,147
Philip Morris International, Inc.	23,826	2,317,079
Turning Point Brands, Inc.	255	5,355
Universal Corp.	361	19,093
Vector Group Ltd.	1,967	23,624
		3,597,063
TOTAL CONSUMER STAPLES		40,805,634
ENERGY - 4.5%
Energy Equipment & Services - 0.5%
Archrock, Inc.	2,112	20,634
Baker Hughes Co. Class A	15,398	444,386
Bristow Group, Inc. (a)	336	7,526
Cactus, Inc.	918	37,849
Championx Corp.	3,066	83,181
Core Laboratories NV (b)	685	15,104
DMC Global, Inc. (a)	300	6,591
Dril-Quip, Inc. (a)	503	14,431
Expro Group Holdings NV (a)	1,014	18,617
Halliburton Co.	13,958	441,631
Helix Energy Solutions Group, Inc. (a)	2,270	17,570
Helmerich & Payne, Inc.	1,628	58,201
Liberty Oilfield Services, Inc. Class A	2,391	30,629
Nabors Industries Ltd. (a)	137	16,702
Newpark Resources, Inc. (a)	1,326	5,105
Nextier Oilfield Solutions, Inc. (a)	2,529	20,106
Noble Corp. PLC	1,518	59,915
NOV, Inc.	6,044	111,874
Oceaneering International, Inc. (a)	1,547	27,274
Oil States International, Inc. (a)	1,047	8,722
Patterson-UTI Energy, Inc.	3,270	38,259
ProFrac Holding Corp.	413	5,233
ProPetro Holding Corp. (a)	1,464	10,526
RPC, Inc.	1,186	9,120
Schlumberger Ltd.	21,794	1,070,085
Select Energy Services, Inc. Class A	1,262	8,784
Solaris Oilfield Infrastructure, Inc. Class A	553	4,723
TechnipFMC PLC (a)	6,845	93,434
TETRA Technologies, Inc. (a)	1,867	4,948
Tidewater, Inc. (a)	764	33,677
Transocean Ltd. (United States) (a)(b)	10,271	65,324
U.S. Silica Holdings, Inc. (a)	1,125	13,433
Valaris Ltd. (a)	929	60,441
Weatherford International PLC (a)	994	58,994
		2,923,029
Oil, Gas & Consumable Fuels - 4.0%
Aemetis, Inc. (a)(b)	517	1,199
Alto Ingredients, Inc. (a)	1,041	1,562
American Resources Corp. (a)(b)	939	1,409
Amplify Energy Corp. (a)(b)	488	3,353
Antero Resources Corp. (a)	4,248	98,086
APA Corp.	4,944	178,281
Arch Resources, Inc.	277	36,414
Berry Corp.	980	7,693
California Resources Corp.	1,144	44,044
Callon Petroleum Co. (a)	766	25,615
Centrus Energy Corp. Class A (a)	171	5,506
Cheniere Energy, Inc.	3,821	602,190
Chesapeake Energy Corp.	1,647	125,238
Chevron Corp.	27,342	4,461,121
Chord Energy Corp.	639	86,009
Civitas Resources, Inc. (b)	805	55,014
Clean Energy Fuels Corp. (a)(b)	2,764	12,051
CNX Resources Corp. (a)	2,726	43,671
Comstock Resources, Inc.	1,353	14,599
ConocoPhillips Co.	19,154	1,900,268
CONSOL Energy, Inc.	512	29,834
Coterra Energy, Inc.	12,118	297,376
Crescent Energy, Inc. Class A (b)	562	6,356
CVR Energy, Inc. (b)	443	14,522
Delek U.S. Holdings, Inc.	1,076	24,694
Denbury, Inc. (a)	768	67,300
Devon Energy Corp.	10,049	508,580
Diamondback Energy, Inc.	2,705	365,635
DT Midstream, Inc.	1,489	73,512
Earthstone Energy, Inc. (a)(b)	598	7,780
EOG Resources, Inc.	9,029	1,034,994
EQT Corp.	5,641	180,004
Equitrans Midstream Corp.	6,518	37,674
Exxon Mobil Corp.	63,299	6,941,368
Gevo, Inc. (a)(b)	3,909	6,020
Green Plains, Inc. (a)(b)	910	28,201
Gulfport Energy Corp. (a)(b)	178	14,240
Hess Corp.	4,265	564,430
HF Sinclair Corp.	2,067	100,001
International Seaways, Inc.	624	26,008
Kinder Morgan, Inc.	30,366	531,709
Kosmos Energy Ltd. (a)	7,095	52,787
Magnolia Oil & Gas Corp. Class A	2,536	55,488
Marathon Oil Corp.	9,762	233,898
Marathon Petroleum Corp.	7,201	970,911
Matador Resources Co.	1,729	82,387
Murphy Oil Corp.	2,250	83,205
National Energy Services Reunited Corp. (a)	776	4,082
New Fortress Energy, Inc.	763	22,455
Nextdecade Corp. (a)(b)	994	4,940
Northern Oil & Gas, Inc. (b)	1,026	31,139
Occidental Petroleum Corp.	11,173	697,530
ONEOK, Inc.	6,864	436,139
Ovintiv, Inc.	3,816	137,681
Par Pacific Holdings, Inc. (a)	866	25,287
PBF Energy, Inc. Class A	1,764	76,487
PDC Energy, Inc.	1,418	91,007
Peabody Energy Corp. (a)(b)	1,805	46,208
Permian Resource Corp. Class A (b)	3,152	33,096
Phillips 66 Co.	7,264	736,424
Pioneer Natural Resources Co.	3,652	745,884
Range Resources Corp.	3,715	98,336
Ranger Oil Corp.	303	12,375
Rex American Resources Corp. (a)	231	6,604
Ring Energy, Inc. (a)(b)	1,490	2,831
SandRidge Energy, Inc. (a)	471	6,787
SilverBow Resources, Inc. (a)	214	4,890
Sitio Royalties Corp.	1,128	25,493
SM Energy Co.	1,900	53,504
Southwestern Energy Co. (a)	17,097	85,485
Talos Energy, Inc. (a)	1,025	15,211
Targa Resources Corp.	3,477	253,647
Teekay Corp. (a)	1,080	6,674
Teekay Tankers Ltd. (a)	362	15,541
Tellurian, Inc. (a)(b)	8,036	9,884
Texas Pacific Land Corp.	95	161,597
The Williams Companies, Inc.	18,709	558,651
Uranium Energy Corp. (a)(b)	5,672	16,335
VAALCO Energy, Inc. (b)	1,602	7,257
Valero Energy Corp.	5,925	827,130
Vertex Energy, Inc. (a)(b)	966	9,544
Vital Energy, Inc. (a)	268	12,205
Vitesse Energy, Inc. (b)	329	6,261
W&T Offshore, Inc. (a)	1,385	7,036
World Fuel Services Corp.	977	24,962
		25,358,836
TOTAL ENERGY		28,281,865
FINANCIALS - 13.1%
Banks - 3.3%
1st Source Corp.	250	10,788
Amerant Bancorp, Inc. Class A	370	8,051
Ameris Bancorp	1,022	37,385
Associated Banc-Corp.	2,334	41,965
Atlantic Union Bankshares Corp.	1,171	41,044
Axos Financial, Inc. (a)	807	29,794
Banc of California, Inc.	862	10,801
BancFirst Corp.	268	22,271
Bancorp, Inc., Delaware (a)	866	24,118
Bank of America Corp.	107,287	3,068,408
Bank of Hawaii Corp. (b)	630	32,810
Bank of Marin Bancorp	231	5,057
Bank OZK	1,716	58,687
BankUnited, Inc.	1,171	26,441
Banner Corp.	514	27,946
Berkshire Hills Bancorp, Inc.	664	16,640
Blue Foundry Bancorp (a)	366	3,484
BOK Financial Corp.	436	36,803
Brookline Bancorp, Inc., Delaware	1,343	14,102
Byline Bancorp, Inc.	335	7,243
Cadence Bank	2,815	58,439
Camden National Corp.	229	8,288
Capitol Federal Financial, Inc.	1,896	12,760
Cathay General Bancorp	1,159	40,009
Central Pacific Financial Corp.	407	7,285
Citigroup, Inc.	29,762	1,395,540
Citizens Financial Group, Inc.	7,581	230,235
City Holding Co.	225	20,448
Coastal Financial Corp. of Washington (a)	164	5,906
Columbia Banking Systems, Inc.	1,187	25,426
Columbia Financial, Inc. (a)(b)	524	9,579
Comerica, Inc.	2,016	87,535
Commerce Bancshares, Inc.	1,759	102,638
Community Bank System, Inc.	836	43,882
Community Trust Bancorp, Inc.	238	9,032
ConnectOne Bancorp, Inc.	530	9,370
CrossFirst Bankshares, Inc. (a)	679	7,116
Cullen/Frost Bankers, Inc.	991	104,392
Customers Bancorp, Inc. (a)	456	8,445
CVB Financial Corp.	2,052	34,227
Dime Community Bancshares, Inc.	482	10,951
Eagle Bancorp, Inc.	474	15,865
East West Bancorp, Inc.	2,171	120,491
Eastern Bankshares, Inc.	2,429	30,654
Enterprise Financial Services Corp.	558	24,881
Equity Bancshares, Inc.	232	5,654
Farmers National Banc Corp.	563	7,116
FB Financial Corp.	525	16,317
Fifth Third Bancorp	10,560	281,318
Financial Institutions, Inc.	228	4,396
First Bancorp, North Carolina	554	19,678
First Bancorp, Puerto Rico	2,816	32,159
First Bancshares, Inc.	352	9,092
First Busey Corp.	765	15,560
First Citizens Bancshares, Inc.	183	178,077
First Commonwealth Financial Corp.	1,389	17,265
First Financial Bancorp, Ohio	1,486	32,350
First Financial Bankshares, Inc. (b)	2,003	63,896
First Financial Corp., Indiana	173	6,484
First Foundation, Inc.	767	5,714
First Hawaiian, Inc.	1,988	41,012
First Horizon National Corp.	8,253	146,738
First Internet Bancorp	152	2,531
First Interstate Bancsystem, Inc.	1,363	40,699
First Merchants Corp.	902	29,721
First Republic Bank (b)	2,814	39,368
Flushing Financial Corp.	429	6,388
FNB Corp., Pennsylvania	5,408	62,733
Fulton Financial Corp.	2,586	35,739
German American Bancorp, Inc.	410	13,682
Glacier Bancorp, Inc.	1,712	71,921
Great Southern Bancorp, Inc.	143	7,247
Hancock Whitney Corp.	1,330	48,412
Hanmi Financial Corp.	438	8,134
HarborOne Bancorp, Inc.	675	8,235
Heartland Financial U.S.A., Inc.	568	21,788
Heritage Commerce Corp.	870	7,247
Heritage Financial Corp., Washington	526	11,256
Hilltop Holdings, Inc.	723	21,451
Hingham Institution for Savings	23	5,369
Home Bancshares, Inc. (b)	2,935	63,719
HomeStreet, Inc.	293	5,271
HomeTrust Bancshares, Inc.	240	5,902
Hope Bancorp, Inc.	1,811	17,784
Horizon Bancorp, Inc. Indiana	639	7,067
Huntington Bancshares, Inc.	22,189	248,517
Independent Bank Corp.	710	46,590
Independent Bank Corp.	290	5,153
Independent Bank Group, Inc.	561	26,002
International Bancshares Corp.	829	35,498
JPMorgan Chase & Co.	45,085	5,875,026
Kearny Financial Corp.	1,058	8,591
KeyCorp	14,352	179,687
Lakeland Bancorp, Inc.	957	14,967
Lakeland Financial Corp.	381	23,866
Live Oak Bancshares, Inc.	490	11,941
M&T Bank Corp.	2,654	317,339
Mercantile Bank Corp.	212	6,483
Metropolitan Bank Holding Corp. (a)	176	5,965
Midland States Bancorp, Inc.	376	8,054
National Bank Holdings Corp.	573	19,173
NBT Bancorp, Inc.	678	22,855
New York Community Bancorp, Inc.	10,520	95,101
Nicolet Bankshares, Inc. (a)	204	12,862
Northfield Bancorp, Inc.	644	7,586
Northwest Bancshares, Inc. (b)	1,889	22,725
OceanFirst Financial Corp.	885	16,355
OFG Bancorp	713	17,782
Old National Bancorp, Indiana	4,519	65,164
Old Second Bancorp, Inc.	585	8,225
Origin Bancorp, Inc.	460	14,789
Pacific Premier Bancorp, Inc.	1,493	35,862
PacWest Bancorp (b)	1,781	17,329
Park National Corp.	230	27,271
Pathward Financial, Inc.	451	18,712
Peapack-Gladstone Financial Corp.	242	7,168
Peoples Bancorp, Inc.	444	11,433
Pinnacle Financial Partners, Inc.	1,183	65,254
PNC Financial Services Group, Inc.	6,201	788,147
Popular, Inc.	1,125	64,586
Preferred Bank, Los Angeles	194	10,633
Premier Financial Corp.	547	11,339
Prosperity Bancshares, Inc.	1,410	86,743
Provident Financial Services, Inc.	1,198	22,978
QCR Holdings, Inc.	270	11,856
Regions Financial Corp.	14,369	266,689
Renasant Corp.	843	25,779
Republic First Bancorp, Inc. (a)(b)	581	790
S&T Bancorp, Inc.	590	18,556
Sandy Spring Bancorp, Inc.	674	17,511
Seacoast Banking Corp., Florida	1,080	25,596
ServisFirst Bancshares, Inc.	761	41,573
Simmons First National Corp. Class A	1,930	33,756
Southern Missouri Bancorp, Inc.	121	4,527
Southside Bancshares, Inc.	491	16,301
Southstate Corp.	1,168	83,232
Stellar Bancorp, Inc.	690	16,981
Stock Yards Bancorp, Inc.	455	25,089
Synovus Financial Corp.	2,244	69,183
Texas Capital Bancshares, Inc. (a)	780	38,189
Tompkins Financial Corp.	186	12,315
TowneBank	999	26,623
Trico Bancshares	515	21,419
Triumph Bancorp, Inc. (a)	350	20,321
Truist Financial Corp.	20,401	695,674
Trustco Bank Corp., New York	304	9,710
Trustmark Corp.	921	22,749
U.S. Bancorp	20,789	749,443
UMB Financial Corp.	677	39,076
United Bankshares, Inc., West Virginia (b)	2,075	73,040
United Community Bank, Inc.	1,628	45,779
Univest Corp. of Pennsylvania	459	10,897
Valley National Bancorp	6,488	59,949
Veritex Holdings, Inc.	816	14,900
Washington Federal, Inc.	1,014	30,542
Washington Trust Bancorp, Inc.	253	8,769
Webster Financial Corp.	2,686	105,882
Wells Fargo & Co.	58,574	2,189,496
WesBanco, Inc.	906	27,814
Westamerica Bancorp.	409	18,119
Western Alliance Bancorp.	1,658	58,925
Wintrust Financial Corp.	940	68,573
WSFS Financial Corp.	963	36,218
Zions Bancorp NA	2,316	69,318
		20,766,632
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	579	82,461
Ameriprise Financial, Inc.	1,636	501,434
Ares Management Corp.	2,400	200,256
Artisan Partners Asset Management, Inc.	1,062	33,963
Assetmark Financial Holdings, Inc. (a)	310	9,750
Avantax, Inc. (a)	717	18,871
B. Riley Financial, Inc. (b)	248	7,041
Bank of New York Mellon Corp.	11,305	513,699
BGC Partners, Inc. Class A	4,848	25,355
BlackRock, Inc. Class A	2,309	1,544,998
Blackstone, Inc. (b)	10,788	947,618
Blue Owl Capital, Inc. Class A (b)	5,452	60,408
Bridge Investment Group Holdings, Inc.	454	5,144
BrightSphere Investment Group, Inc.	513	12,097
Carlyle Group LP (b)	3,357	104,268
Cboe Global Markets, Inc.	1,630	218,811
Charles Schwab Corp.	23,449	1,228,259
CME Group, Inc.	5,529	1,058,914
Cohen & Steers, Inc.	385	24,625
Coinbase Global, Inc. (a)(b)	2,447	165,344
Diamond Hill Investment Group, Inc.	46	7,571
Donnelley Financial Solutions, Inc. (a)	383	15,649
Evercore, Inc. Class A	544	62,767
FactSet Research Systems, Inc.	585	242,828
Federated Hermes, Inc.	1,300	52,182
Focus Financial Partners, Inc. Class A (a)	877	45,490
Franklin Resources, Inc. (b)	4,364	117,566
Galaxy Digital Holdings Ltd. (a)	1,623	6,197
GCM Grosvenor, Inc. Class A	646	5,045
Goldman Sachs Group, Inc.	5,205	1,702,608
GQG Partners, Inc. CDI	10,938	9,582
Greenhill & Co., Inc.	162	1,437
Hamilton Lane, Inc. Class A	548	40,541
Houlihan Lokey	768	67,192
Interactive Brokers Group, Inc.	1,581	130,527
Intercontinental Exchange, Inc.	8,586	895,434
Invesco Ltd.	6,994	114,702
Janus Henderson Group PLC	2,062	54,932
Jefferies Financial Group, Inc.	2,819	89,475
KKR & Co. LP	8,871	465,905
Lazard Ltd. Class A	1,747	57,843
LPL Financial	1,224	247,738
MarketAxess Holdings, Inc.	578	226,166
Moelis & Co. Class A	969	37,248
Moody's Corp.	2,421	740,874
Morgan Stanley	20,260	1,778,828
Morningstar, Inc.	386	78,370
MSCI, Inc.	1,229	687,859
NASDAQ, Inc.	5,213	284,995
Northern Trust Corp.	3,206	282,545
Open Lending Corp. (a)	1,573	11,074
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	4,541
P10, Inc.	640	6,470
Perella Weinberg Partners Class A	627	5,706
Piper Jaffray Companies	215	29,801
PJT Partners, Inc.	375	27,071
Raymond James Financial, Inc.	2,978	277,758
S&P Global, Inc.	5,118	1,764,533
Sculptor Capital Management, Inc. Class A	410	3,530
SEI Investments Co.	1,578	90,814
State Street Corp.	5,642	427,043
StepStone Group, Inc. Class A	722	17,523
Stifel Financial Corp.	1,638	96,789
StoneX Group, Inc. (a)	261	27,021
T. Rowe Price Group, Inc.	3,435	387,812
Tradeweb Markets, Inc. Class A	1,710	135,124
Victory Capital Holdings, Inc.	397	11,620
Virtu Financial, Inc. Class A	1,419	26,819
Virtus Investment Partners, Inc.	105	19,991
WisdomTree Investments, Inc.	1,618	9,481
		18,693,933
Consumer Finance - 0.5%
Ally Financial, Inc.	4,600	117,254
American Express Co.	9,190	1,515,891
Atlanticus Holdings Corp. (a)	65	1,763
Bread Financial Holdings, Inc.	751	22,770
Capital One Financial Corp.	5,871	564,555
Credit Acceptance Corp. (a)(b)	95	41,424
CURO Group Holdings Corp.	287	497
Discover Financial Services	4,204	415,523
Encore Capital Group, Inc. (a)	378	19,070
Enova International, Inc. (a)	478	21,238
EZCORP, Inc. (non-vtg.) Class A (a)(b)	815	7,009
FirstCash Holdings, Inc.	572	54,552
Green Dot Corp. Class A (a)	680	11,682
Katapult Holdings, Inc. (a)(b)	962	429
LendingClub Corp. (a)	1,564	11,276
LendingTree, Inc. (a)	153	4,079
Medallion Financial Corp.	250	1,918
MoneyLion, Inc. (a)	1,130	642
Navient Corp.	1,649	26,368
Nelnet, Inc. Class A	273	25,086
NerdWallet, Inc. (a)	530	8,575
OneMain Holdings, Inc.	1,864	69,117
Oportun Financial Corp. (a)(b)	382	1,475
PRA Group, Inc. (a)	596	23,220
PROG Holdings, Inc. (a)	746	17,747
Regional Management Corp.	144	3,757
SLM Corp.	3,909	48,433
SoFi Technologies, Inc. (a)(b)	12,575	76,330
Sunlight Financial Holdings, Inc. Class A (a)(b)	441	138
Synchrony Financial	6,935	201,670
Upstart Holdings, Inc. (a)(b)	1,093	17,368
World Acceptance Corp. (a)	54	4,498
		3,335,354
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc. (b)	264	9,148
Acacia Research Corp. (a)	635	2,451
Apollo Global Management, Inc.	6,688	422,414
Berkshire Hathaway, Inc. Class B (a)	27,691	8,550,150
Cannae Holdings, Inc. (a)	1,117	22,541
Equitable Holdings, Inc.	5,301	134,592
Jackson Financial, Inc.	892	33,370
Star Holdings	208	3,617
Voya Financial, Inc. (b)	1,498	107,047
		9,285,330
Financial Services - 2.5%
Affirm Holdings, Inc. (a)(b)	3,220	36,289
Block, Inc. Class A (a)	8,262	567,186
Cantaloupe, Inc. (a)	866	4,936
Cass Information Systems, Inc.	187	8,099
Essent Group Ltd.	1,662	66,563
Euronet Worldwide, Inc. (a)	728	81,463
EVERTEC, Inc.	987	33,311
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	147	19,579
Fidelity National Information Services, Inc.	9,123	495,653
Fiserv, Inc. (a)	9,762	1,103,399
FleetCor Technologies, Inc. (a)	1,135	239,315
Global Payments, Inc.	4,159	437,693
i3 Verticals, Inc. Class A (a)	357	8,757
International Money Express, Inc. (a)	506	13,045
Jack Henry & Associates, Inc.	1,123	169,259
Marqeta, Inc. Class A (a)	6,693	30,587
MasterCard, Inc. Class A	13,048	4,741,774
Merchants Bancorp	368	9,583
MGIC Investment Corp.	4,574	61,383
MoneyGram International, Inc. (a)	1,536	16,005
Mr. Cooper Group, Inc. (a)	1,079	44,207
NMI Holdings, Inc. (a)	1,303	29,096
Ocwen Financial Corp. (a)(b)	113	3,065
Paymentus Holdings, Inc. (a)(b)	343	3,039
PayPal Holdings, Inc. (a)	17,525	1,330,849
PennyMac Financial Services, Inc.	453	27,003
Radian Group, Inc. (b)	2,425	53,593
Repay Holdings Corp. (a)	1,112	7,306
Rocket Companies, Inc. (b)	1,822	16,507
Shift4 Payments, Inc. (a)	824	62,459
TFS Financial Corp. (b)	721	9,106
The Western Union Co.	5,971	66,577
Toast, Inc. (a)	4,764	84,561
UWM Holdings Corp. Class A (b)	1,427	7,007
Visa, Inc. Class A	25,131	5,666,035
Walker & Dunlop, Inc.	481	36,638
Waterstone Financial, Inc.	273	4,130
WEX, Inc. (a)	671	123,390
		15,718,447
Insurance - 2.2%
AFLAC, Inc.	8,691	560,743
Allstate Corp.	4,077	451,772
AMBAC Financial Group, Inc. (a)	683	10,573
American Equity Investment Life Holding Co.	1,081	39,446
American Financial Group, Inc.	1,074	130,491
American International Group, Inc.	11,421	575,162
Amerisafe, Inc.	280	13,706
Aon PLC	3,178	1,001,992
Arch Capital Group Ltd. (a)	5,680	385,502
Argo Group International Holdings, Ltd.	532	15,582
Arthur J. Gallagher & Co.	3,237	619,270
Assurant, Inc.	814	97,737
Assured Guaranty Ltd.	935	47,002
Axis Capital Holdings Ltd.	1,190	64,879
Brighthouse Financial, Inc. (a)	1,076	47,462
Brown & Brown, Inc.	3,614	207,516
BRP Group, Inc. (a)	939	23,907
Chubb Ltd.	6,379	1,238,674
Cincinnati Financial Corp.	2,417	270,897
CNO Financial Group, Inc.	1,747	38,766
eHealth, Inc. (a)	452	4,231
Employers Holdings, Inc.	422	17,593
Enstar Group Ltd. (a)	211	48,908
Erie Indemnity Co. Class A	383	88,726
Everest Re Group Ltd.	602	215,528
F&G Annuities & Life, Inc.	283	5,128
Fidelity National Financial, Inc.	4,189	146,322
First American Financial Corp.	1,600	89,056
Genworth Financial, Inc. Class A (a)	7,654	38,423
Globe Life, Inc.	1,390	152,928
Goosehead Insurance (a)	337	17,591
Hanover Insurance Group, Inc.	548	70,418
Hartford Financial Services Group, Inc.	4,887	340,575
HCI Group, Inc.	117	6,271
Hippo Holdings, Inc. (a)	246	3,993
Horace Mann Educators Corp.	614	20,557
James River Group Holdings Ltd.	581	11,998
Kemper Corp.	991	54,168
Kinsale Capital Group, Inc.	331	99,350
Lemonade, Inc. (a)(b)	717	10,224
Lincoln National Corp.	2,399	53,906
Loews Corp.	3,028	175,685
Markel Corp. (a)	207	264,424
Marsh & McLennan Companies, Inc.	7,619	1,268,944
MBIA, Inc. (a)	724	6,704
Mercury General Corp.	416	13,204
MetLife, Inc.	10,130	586,932
National Western Life Group, Inc.	36	8,734
Old Republic International Corp.	4,344	108,470
Oscar Health, Inc. (a)	1,823	11,922
Palomar Holdings, Inc. (a)	378	20,866
Primerica, Inc.	566	97,488
Principal Financial Group, Inc.	3,498	259,971
ProAssurance Corp.	811	14,987
Progressive Corp.	8,989	1,285,966
Prudential Financial, Inc.	5,658	468,143
Reinsurance Group of America, Inc.	1,027	136,345
RenaissanceRe Holdings Ltd.	672	134,628
RLI Corp.	619	82,271
Root, Inc. (a)(b)	118	532
Ryan Specialty Group Holdings, Inc. (a)(b)	1,285	51,708
Safety Insurance Group, Inc.	230	17,140
Selective Insurance Group, Inc.	927	88,371
Selectquote, Inc. (a)	1,595	3,461
Siriuspoint Ltd. (a)	1,276	10,374
Stewart Information Services Corp.	400	16,140
The Travelers Companies, Inc.	3,601	617,247
Tiptree, Inc.	284	4,138
Trean Insurance Group, Inc. (a)	273	1,671
Trupanion, Inc. (a)(b)	550	23,590
United Fire Group, Inc.	341	9,054
Universal Insurance Holdings, Inc.	475	8,655
Unum Group	2,874	113,695
W.R. Berkley Corp.	3,142	195,621
White Mountains Insurance Group Ltd.	39	53,722
Willis Towers Watson PLC	1,662	386,216
		13,883,992
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	378	2,174
AGNC Investment Corp.	8,799	88,694
Annaly Capital Management, Inc.	7,202	137,630
Apollo Commercial Real Estate Finance, Inc.	1,956	18,210
Arbor Realty Trust, Inc. (b)	2,656	30,517
Ares Commercial Real Estate Corp. (b)	909	8,263
Armour Residential REIT, Inc. (b)	2,020	10,605
Blackstone Mortgage Trust, Inc. (b)	2,665	47,570
BrightSpire Capital, Inc.	1,379	8,136
Broadmark Realty Capital, Inc.	2,095	9,847
Cherry Hill Mortgage Investment Corp. (b)	214	1,181
Chimera Investment Corp.	3,590	20,248
Dynex Capital, Inc.	718	8,702
Ellington Financial LLC (b)	932	11,380
Ellington Residential Mortgage REIT (b)	216	1,577
Franklin BSP Realty Trust, Inc. (b)	1,243	14,829
Granite Point Mortgage Trust, Inc.	859	4,261
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,344	38,438
Invesco Mortgage Capital, Inc. (b)	578	6,410
KKR Real Estate Finance Trust, Inc. (b)	930	10,593
Ladder Capital Corp. Class A	1,674	15,819
MFA Financial, Inc.	1,391	13,799
New York Mortgage Trust, Inc.	1,446	14,402
Orchid Island Capital, Inc. (b)	515	5,526
PennyMac Mortgage Investment Trust	1,352	16,670
Ready Capital Corp. (b)	1,507	15,326
Redwood Trust, Inc.	1,737	11,707
Rithm Capital Corp.	7,220	57,760
Sachem Capital Corp.	417	1,551
Starwood Property Trust, Inc. (b)	4,785	84,647
TPG RE Finance Trust, Inc.	889	6,454
Two Harbors Investment Corp.	1,308	19,241
		742,167
TOTAL FINANCIALS		82,425,855
HEALTH CARE - 13.7%
Biotechnology - 2.7%
2seventy bio, Inc. (a)	554	5,651
4D Molecular Therapeutics, Inc. (a)	411	7,065
AbbVie, Inc.	27,185	4,332,473
ACADIA Pharmaceuticals, Inc. (a)	1,832	34,478
Adicet Bio, Inc. (a)	499	2,874
ADMA Biologics, Inc. (a)	2,933	9,708
Adverum Biotechnologies, Inc. (a)	840	603
Agenus, Inc. (a)	4,163	6,328
Agios Pharmaceuticals, Inc. (a)	826	18,973
Akero Therapeutics, Inc. (a)	469	17,944
Alaunos Therapeutics, Inc. (a)(b)	3,394	2,138
Aldeyra Therapeutics, Inc. (a)	789	7,835
Alector, Inc. (a)	916	5,670
Alkermes PLC (a)	2,533	71,405
Allakos, Inc. (a)(b)	1,152	5,126
Allogene Therapeutics, Inc. (a)(b)	1,453	7,178
Allovir, Inc. (a)(b)	746	2,939
Alnylam Pharmaceuticals, Inc. (a)	1,892	379,005
Altimmune, Inc. (a)(b)	677	2,857
ALX Oncology Holdings, Inc. (a)(b)	373	1,686
Amgen, Inc.	8,202	1,982,834
Amicus Therapeutics, Inc. (a)	3,769	41,798
AnaptysBio, Inc. (a)(b)	311	6,767
Anavex Life Sciences Corp. (a)(b)	1,172	10,044
Anika Therapeutics, Inc. (a)	225	6,462
Apellis Pharmaceuticals, Inc. (a)(b)	1,444	95,246
Arbutus Biopharma Corp. (a)	1,989	6,027
Arcturus Therapeutics Holdings, Inc. (a)	338	8,102
Arcus Biosciences, Inc. (a)	843	15,376
Arcutis Biotherapeutics, Inc. (a)	637	7,007
Ardelyx, Inc. (a)	2,859	13,695
Arrowhead Pharmaceuticals, Inc. (a)	1,657	42,088
Ars Pharmaceuticals, Inc. (a)	446	2,903
Assembly Biosciences, Inc. (a)	897	754
Atara Biotherapeutics, Inc. (a)	1,546	4,483
Atossa Therapeutics, Inc. (a)(b)	1,835	1,330
Aura Biosciences, Inc. (a)	262	2,431
Avid Bioservices, Inc. (a)	914	17,147
Avidity Biosciences, Inc. (a)	1,005	15,427
Avita Medical, Inc. (a)	436	6,091
Beam Therapeutics, Inc. (a)	892	27,313
BioAtla, Inc. (a)(b)	495	1,327
BioCryst Pharmaceuticals, Inc. (a)	2,800	23,352
Biogen, Inc. (a)	2,214	615,558
Biohaven Ltd. (b)	970	13,250
BioMarin Pharmaceutical, Inc. (a)	2,859	278,009
BioXcel Therapeutics, Inc. (a)(b)	308	5,747
bluebird bio, Inc. (a)	1,368	4,350
Blueprint Medicines Corp. (a)	928	41,751
BridgeBio Pharma, Inc. (a)(b)	1,674	27,755
C4 Therapeutics, Inc. (a)	739	2,320
Cardiff Oncology, Inc. (a)	962	1,587
CareDx, Inc. (a)	774	7,074
Caribou Biosciences, Inc. (a)	885	4,699
Carisma Therapeutics, Inc.	95	295
Carisma Therapeutics, Inc. rights (a)(c)	1,904	0
Catalyst Pharmaceutical Partners, Inc. (a)	1,421	23,560
Cel-Sci Corp. (a)(b)	580	1,346
Celldex Therapeutics, Inc. (a)	736	26,481
Century Therapeutics, Inc. (a)	377	1,308
Cerevel Therapeutics Holdings (a)	1,010	24,634
Checkpoint Therapeutics, Inc. (a)(b)	136	306
Chimerix, Inc. (a)	1,642	2,069
Chinook Therapeutics, Inc. (a)	704	16,298
Cogent Biosciences, Inc. (a)	1,037	11,189
Coherus BioSciences, Inc. (a)	958	6,553
Crinetics Pharmaceuticals, Inc. (a)	633	10,166
CRISPR Therapeutics AG (a)(b)	1,209	54,683
CTI BioPharma Corp. (a)(b)	1,614	6,779
Cue Biopharma, Inc. (a)	395	1,410
Cullinan Oncology, Inc. (a)	477	4,880
Curis, Inc. (a)	1,527	910
Cytokinetics, Inc. (a)	1,459	51,342
CytomX Therapeutics, Inc. (a)(b)	1,241	1,874
Day One Biopharmaceuticals, Inc. (a)	380	5,081
Deciphera Pharmaceuticals, Inc. (a)	804	12,422
Denali Therapeutics, Inc. (a)	1,663	38,316
DermTech, Inc. (a)(b)	459	1,689
Design Therapeutics, Inc. (a)(b)	491	2,833
Dynavax Technologies Corp. (a)(b)	1,758	17,246
Dyne Therapeutics, Inc. (a)	389	4,481
Eagle Pharmaceuticals, Inc. (a)	180	5,107
Editas Medicine, Inc. (a)(b)	996	7,221
Eiger Biopharmaceuticals, Inc. (a)	626	561
Emergent BioSolutions, Inc. (a)	669	6,931
Enanta Pharmaceuticals, Inc. (a)	307	12,415
Entrada Therapeutics, Inc. (a)	240	3,480
Erasca, Inc. (a)	1,011	3,043
Evelo Biosciences, Inc. (a)(b)	802	145
Exact Sciences Corp. (a)	2,732	185,257
Exelixis, Inc. (a)	4,975	96,565
Fate Therapeutics, Inc. (a)(b)	1,236	7,045
FibroGen, Inc. (a)	1,315	24,538
Foghorn Therapeutics, Inc. (a)	332	2,058
G1 Therapeutics, Inc. (a)	513	1,375
Generation Bio Co. (a)	704	3,027
Geron Corp. (a)	5,303	11,508
Gilead Sciences, Inc.	19,280	1,599,662
Gossamer Bio, Inc. (a)	1,218	1,535
Gritstone Bio, Inc. (a)	981	2,727
Halozyme Therapeutics, Inc. (a)	2,082	79,512
Heron Therapeutics, Inc. (a)	1,578	2,383
Homology Medicines, Inc. (a)	424	437
Horizon Therapeutics PLC (a)	3,484	380,244
Humacyte, Inc. Class A (a)(b)	725	2,240
Icosavax, Inc. (a)(b)	305	1,769
Ideaya Biosciences, Inc. (a)	619	8,499
IGM Biosciences, Inc. (a)	106	1,456
Immunic, Inc. (a)(b)	406	605
ImmunityBio, Inc. (a)(b)	1,697	3,089
ImmunoGen, Inc. (a)	3,057	11,739
Immunovant, Inc. (a)	840	13,028
Incyte Corp. (a)	2,844	205,536
Inhibrx, Inc. (a)(b)	491	9,265
Inmune Bio, Inc. (a)(b)	268	1,731
Inovio Pharmaceuticals, Inc. (a)(b)	3,578	2,934
Insmed, Inc. (a)	2,049	34,935
Intellia Therapeutics, Inc. (a)	1,328	49,495
Intercept Pharmaceuticals, Inc. (a)	548	7,360
Invivyd, Inc. (a)(b)	1,033	1,240
Ionis Pharmaceuticals, Inc. (a)	2,196	78,485
Iovance Biotherapeutics, Inc. (a)	2,179	13,314
Ironwood Pharmaceuticals, Inc. Class A (a)	2,013	21,177
iTeos Therapeutics, Inc. (a)	386	5,253
Iveric Bio, Inc. (a)	1,993	48,490
Janux Therapeutics, Inc. (a)(b)	230	2,783
Jounce Therapeutics, Inc. (a)	450	833
Kalvista Pharmaceuticals, Inc. (a)	307	2,413
Karuna Therapeutics, Inc. (a)	424	77,015
Karyopharm Therapeutics, Inc. (a)(b)	1,193	4,641
Keros Therapeutics, Inc. (a)	264	11,273
Kezar Life Sciences, Inc. (a)	891	2,789
Kiniksa Pharmaceuticals Ltd. (a)	359	3,863
Kinnate Biopharma, Inc. (a)	197	1,231
Kodiak Sciences, Inc. (a)	567	3,515
Kronos Bio, Inc. (a)(b)	497	726
Krystal Biotech, Inc. (a)	334	26,740
Kura Oncology, Inc. (a)	905	11,068
Kymera Therapeutics, Inc. (a)	590	17,482
Lexicon Pharmaceuticals, Inc. (a)	1,539	3,740
Lineage Cell Therapeutics, Inc. (a)(b)	1,681	2,522
Macrogenics, Inc. (a)	724	5,191
Madrigal Pharmaceuticals, Inc. (a)	185	44,818
MannKind Corp. (a)	4,096	16,794
Mersana Therapeutics, Inc. (a)	1,317	5,413
MiMedx Group, Inc. (a)	1,821	6,210
Mirati Therapeutics, Inc. (a)	785	29,186
Mirum Pharmaceuticals, Inc. (a)	392	9,416
Moderna, Inc. (a)	5,079	780,033
Monte Rosa Therapeutics, Inc. (a)	515	4,012
Morphic Holding, Inc. (a)	443	16,675
Myriad Genetics, Inc. (a)	1,281	29,758
Natera, Inc. (a)	1,676	93,052
NeoImmuneTech, Inc. (depository receipt) (a)	1,328	3,322
Neurocrine Biosciences, Inc. (a)	1,480	149,806
NextCure, Inc. (a)	318	471
Nkarta, Inc. (a)(b)	580	2,059
Novavax, Inc. (a)(b)	1,176	8,150
Nurix Therapeutics, Inc. (a)	619	5,497
Nuvalent, Inc. Class A (a)(b)	393	10,253
Ocugen, Inc. (a)(b)	3,133	2,673
Olema Pharmaceuticals, Inc. (a)	674	2,339
Omniab, Inc. (c)	93	223
Omniab, Inc. (c)	93	209
Organogenesis Holdings, Inc. Class A (a)	1,016	2,164
ORIC Pharmaceuticals, Inc. (a)(b)	410	2,337
Outlook Therapeutics, Inc. (a)(b)	1,299	1,416
PDL BioPharma, Inc. (a)(c)	644	811
PDS Biotechnology Corp. (a)	357	2,196
PepGen, Inc. (b)	170	2,079
Pieris Pharmaceuticals, Inc. (a)(b)	676	660
PMV Pharmaceuticals, Inc. (a)(b)	422	2,013
Point Biopharma Global, Inc. (a)(b)	1,149	8,353
Praxis Precision Medicines, Inc. (a)	412	333
Precigen, Inc. (a)	1,811	1,920
Precision BioSciences, Inc. (a)	1,788	1,347
Prometheus Biosciences, Inc. (a)	533	57,202
Protagonist Therapeutics, Inc. (a)	712	16,376
Prothena Corp. PLC (a)	603	29,227
PTC Therapeutics, Inc. (a)	1,106	53,575
Puma Biotechnology, Inc. (a)	695	2,148
RAPT Therapeutics, Inc. (a)	365	6,698
Recursion Pharmaceuticals, Inc. (a)(b)	1,980	13,207
Regeneron Pharmaceuticals, Inc. (a)	1,646	1,352,469
REGENXBIO, Inc. (a)	548	10,363
Relay Therapeutics, Inc. (a)	1,417	23,338
Repligen Corp. (a)	794	133,678
Replimune Group, Inc. (a)	507	8,954
Revolution Medicines, Inc. (a)	1,164	25,212
Rhythm Pharmaceuticals, Inc. (a)	673	12,006
Rigel Pharmaceuticals, Inc. (a)	2,433	3,212
Rocket Pharmaceuticals, Inc. (a)	881	15,092
Sage Therapeutics, Inc. (a)	807	33,862
Sana Biotechnology, Inc. (a)(b)	1,227	4,012
Sangamo Therapeutics, Inc. (a)(b)	2,252	3,964
Sarepta Therapeutics, Inc. (a)	1,349	185,933
Scholar Rock Holding Corp. (a)	585	4,680
Seagen, Inc. (a)	2,111	427,414
Selecta Biosciences, Inc. (a)(b)	1,985	2,759
Seres Therapeutics, Inc. (a)	1,495	8,477
Shattuck Labs, Inc. (a)	342	1,005
Spectrum Pharmaceuticals, Inc. (a)(b)	2,348	1,761
SpringWorks Therapeutics, Inc. (a)	668	17,194
Stoke Therapeutics, Inc. (a)	376	3,132
Surface Oncology, Inc. (a)	778	544
Sutro Biopharma, Inc. (a)	814	3,761
Syndax Pharmaceuticals, Inc. (a)	965	20,381
Taysha Gene Therapies, Inc. (a)	311	248
TCR2 Therapeutics, Inc. (a)	708	1,062
Tenaya Therapeutics, Inc. (a)	162	462
TG Therapeutics, Inc. (a)	2,105	31,659
Travere Therapeutics, Inc. (a)	855	19,229
Twist Bioscience Corp. (a)(b)	851	12,833
Tyra Biosciences, Inc. (a)(b)	212	3,407
Ultragenyx Pharmaceutical, Inc. (a)	1,094	43,869
uniQure B.V. (a)	669	13,474
United Therapeutics Corp. (a)	701	156,996
Vanda Pharmaceuticals, Inc. (a)	779	5,289
Vaxart, Inc. (a)(b)	1,728	1,308
Vaxcyte, Inc. (a)	955	35,793
VBI Vaccines, Inc. (a)(b)	3,456	1,047
Veracyte, Inc. (a)(b)	1,127	25,132
Verastem, Inc. (a)	2,557	1,062
Vericel Corp. (a)	709	20,788
Vertex Pharmaceuticals, Inc. (a)	3,946	1,243,266
Verve Therapeutics, Inc. (a)(b)	640	9,229
Viking Therapeutics, Inc. (a)(b)	1,019	16,966
Vir Biotechnology, Inc. (a)	1,195	27,808
Viridian Therapeutics, Inc. (a)	596	15,162
Voyager Therapeutics, Inc. (a)	418	3,223
Xencor, Inc. (a)	893	24,906
Y-mAbs Therapeutics, Inc. (a)	541	2,710
Zentalis Pharmaceuticals, Inc. (a)	663	11,404
		17,182,398
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	26,803	2,714,072
Accuray, Inc. (a)(b)	1,200	3,564
Align Technology, Inc. (a)	1,117	373,234
Alphatec Holdings, Inc. (a)	1,126	17,566
Angiodynamics, Inc. (a)	578	5,977
Apollo Endosurgery, Inc. (a)	587	5,823
Artivion, Inc. (a)	593	7,768
Asensus Surgical, Inc. (a)(b)	3,774	2,483
Atricure, Inc. (a)	696	28,849
Atrion Corp.	21	13,186
Avanos Medical, Inc. (a)	694	20,640
AxoGen, Inc. (a)	607	5,736
Axonics Modulation Technologies, Inc. (a)	769	41,957
Baxter International, Inc.	7,753	314,462
Becton, Dickinson & Co.	4,385	1,085,463
Beyond Air, Inc. (a)(b)	312	2,106
Bioventus, Inc. (a)(b)	584	625
Boston Scientific Corp. (a)	22,006	1,100,960
Butterfly Network, Inc. Class A (a)(b)	2,030	3,816
Cardiovascular Systems, Inc. (a)	635	12,611
Cerus Corp. (a)	2,588	7,686
ClearPoint Neuro, Inc. (a)(b)	289	2,439
Co.-Diagnostics, Inc. (a)(b)	368	545
CONMED Corp. (b)	464	48,191
Cutera, Inc. (a)(b)	287	6,779
DarioHealth Corp. (a)(b)	290	1,195
Dentsply Sirona, Inc.	3,304	129,781
DexCom, Inc. (a)	5,938	689,877
Edwards Lifesciences Corp. (a)	9,505	786,349
Embecta Corp.	880	24,746
Enovis Corp. (a)	744	39,797
Envista Holdings Corp. (a)	2,511	102,650
Figs, Inc. Class A (a)	2,091	12,943
GE Healthcare Holding LLC	5,597	459,122
Glaukos Corp. (a)	717	35,922
Globus Medical, Inc. (a)	1,192	67,515
Haemonetics Corp. (a)	768	63,552
Heska Corp. (a)	158	15,424
Hologic, Inc. (a)	3,838	309,727
ICU Medical, Inc. (a)(b)	312	51,468
IDEXX Laboratories, Inc. (a)	1,273	636,602
Inari Medical, Inc. (a)	751	46,367
Inogen, Inc. (a)	325	4,056
Inspire Medical Systems, Inc. (a)	445	104,161
Insulet Corp. (a)	1,067	340,330
Integer Holdings Corp. (a)	500	38,750
Integra LifeSciences Holdings Corp. (a)	1,124	64,529
Intuitive Surgical, Inc. (a)	5,433	1,387,969
IRadimed Corp.	120	4,722
iRhythm Technologies, Inc. (a)	465	57,674
Lantheus Holdings, Inc. (a)	1,057	87,266
LeMaitre Vascular, Inc. (b)	298	15,338
LivaNova PLC (a)	842	36,694
Masimo Corp. (a)	743	137,113
Medtronic PLC	20,434	1,647,389
Merit Medical Systems, Inc. (a)	879	65,002
Mesa Laboratories, Inc.	78	13,629
Neogen Corp. (a)	3,345	61,949
Nevro Corp. (a)	556	20,099
Novocure Ltd. (a)(b)	1,389	83,534
NuVasive, Inc. (a)	785	32,428
Omnicell, Inc. (a)	695	40,776
OraSure Technologies, Inc. (a)	1,190	7,200
Orthofix International NV (a)	516	8,643
OrthoPediatrics Corp. (a)	252	11,161
Outset Medical, Inc. (a)	719	13,230
Owlet, Inc. (a)(b)	886	287
Penumbra, Inc. (a)	584	162,755
PROCEPT BioRobotics Corp. (a)	524	14,882
Pulmonx Corp. (a)(b)	542	6,060
QuidelOrtho Corp.	818	72,876
ResMed, Inc.	2,252	493,165
Semler Scientific, Inc. (a)	59	1,581
Senseonics Holdings, Inc. (a)(b)	7,770	5,517
Shockwave Medical, Inc. (a)	557	120,774
SI-BONE, Inc. (a)	495	9,737
Sight Sciences, Inc. (a)(b)	339	2,963
Silk Road Medical, Inc. (a)	579	22,656
SmileDirectClub, Inc. (a)(b)	1,693	728
Staar Surgical Co. (a)	745	47,643
Stereotaxis, Inc. (a)	595	1,214
STERIS PLC	1,536	293,806
Stryker Corp.	5,177	1,477,878
SurModics, Inc. (a)	195	4,442
Tactile Systems Technology, Inc. (a)	297	4,877
Tandem Diabetes Care, Inc. (a)	1,001	40,651
Teleflex, Inc.	722	182,890
The Cooper Companies, Inc.	759	283,380
TransMedics Group, Inc. (a)(b)	485	36,729
Treace Medical Concepts, Inc. (a)	457	11,512
UFP Technologies, Inc. (a)	100	12,984
Utah Medical Products, Inc.	57	5,402
Varex Imaging Corp. (a)	572	10,405
Vicarious Surgical, Inc. (a)(b)	459	1,042
ViewRay, Inc. (a)	2,051	7,096
Zimmer Biomet Holdings, Inc.	3,225	416,670
Zimvie, Inc. (a)	333	2,408
Zomedica Corp. (a)(b)	17,410	3,686
Zynex, Inc. (a)(b)	331	3,972
		17,345,885
Health Care Providers & Services - 2.8%
23andMe Holding Co. Class A (a)(b)	4,167	9,501
Acadia Healthcare Co., Inc. (a)	1,403	101,367
Accolade, Inc. (a)	905	13,014
AdaptHealth Corp. (a)	1,137	14,133
Addus HomeCare Corp. (a)	254	27,117
Agiliti, Inc. (a)(b)	563	8,997
Amedisys, Inc. (a)	491	36,113
AmerisourceBergen Corp.	2,491	398,834
AMN Healthcare Services, Inc. (a)	670	55,583
Apollo Medical Holdings, Inc. (a)(b)	622	22,684
ATI Physical Therapy, Inc. (a)(b)	1,099	279
Aveanna Healthcare Holdings, Inc. (a)	641	667
Brookdale Senior Living, Inc. (a)(b)	2,744	8,095
Cano Health, Inc. (a)	2,619	2,383
Cardinal Health, Inc.	4,031	304,341
CareMax, Inc. Class A (a)	1,054	2,814
Castle Biosciences, Inc. (a)	364	8,270
Centene Corp. (a)	8,708	550,433
Chemed Corp.	229	123,145
Cigna Group	4,700	1,200,991
Clover Health Investments Corp. (a)	4,474	3,781
Community Health Systems, Inc. (a)	1,945	9,531
Corvel Corp. (a)	140	26,639
Cross Country Healthcare, Inc. (a)	544	12,142
CVS Health Corp.	20,201	1,501,136
DaVita HealthCare Partners, Inc. (a)	839	68,051
DocGo, Inc. Class A (a)	1,338	11,574
Elevance Health, Inc.	3,671	1,687,963
Encompass Health Corp.	1,538	83,206
Enhabit Home Health & Hospice	771	10,725
Fulgent Genetics, Inc. (a)	298	9,304
GeneDx Holdings Corp. Class A (a)	4,460	1,628
Guardant Health, Inc. (a)	1,599	37,481
HCA Holdings, Inc.	3,259	859,333
HealthEquity, Inc. (a)	1,302	76,440
Henry Schein, Inc. (a)	2,086	170,092
Hims & Hers Health, Inc. (a)(b)	1,799	17,846
Humana, Inc.	1,946	944,705
InfuSystems Holdings, Inc. (a)	385	2,984
Invitae Corp. (a)(b)	3,413	4,608
Laboratory Corp. of America Holdings	1,363	312,699
McKesson Corp.	2,180	776,189
Modivcare, Inc. (a)	200	16,816
Molina Healthcare, Inc. (a)	899	240,474
National Healthcare Corp.	211	12,253
National Research Corp. Class A	199	8,658
NeoGenomics, Inc. (a)	1,983	34,524
Oak Street Health, Inc. (a)	1,787	69,121
Opko Health, Inc. (a)	6,262	9,143
Option Care Health, Inc. (a)	2,382	75,676
Owens & Minor, Inc. (a)	1,139	16,572
Patterson Companies, Inc.	1,310	35,069
Pediatrix Medical Group, Inc. (a)	1,214	18,101
Pennant Group, Inc. (a)	400	5,712
PetIQ, Inc. Class A (a)	434	4,965
Premier, Inc.	1,835	59,399
Privia Health Group, Inc. (a)	780	21,536
Progyny, Inc. (a)	1,177	37,805
Quest Diagnostics, Inc.	1,752	247,873
R1 Rcm, Inc.	2,094	31,410
RadNet, Inc. (a)	759	18,998
Select Medical Holdings Corp.	1,616	41,774
Surgery Partners, Inc. (a)	943	32,505
Talkspace, Inc. Class A (a)	1,176	817
Tenet Healthcare Corp. (a)	1,664	98,875
The Ensign Group, Inc.	857	81,878
The Joint Corp. (a)	247	4,157
U.S. Physical Therapy, Inc.	193	18,897
UnitedHealth Group, Inc.	14,363	6,787,810
Universal Health Services, Inc. Class B	987	125,448
		17,673,084
Health Care Technology - 0.1%
American Well Corp. (a)	3,515	8,295
Certara, Inc. (a)(b)	1,587	38,263
Computer Programs & Systems, Inc. (a)	204	6,161
Definitive Healthcare Corp. (a)(b)	614	6,343
Doximity, Inc. (a)(b)	1,771	57,345
Evolent Health, Inc. (a)	1,393	45,203
GoodRx Holdings, Inc. (a)(b)	1,079	6,744
Health Catalyst, Inc. (a)	863	10,071
HealthStream, Inc.	368	9,973
iCAD, Inc. (a)	233	289
MultiPlan Corp. Class A (a)(b)	3,604	3,820
Nextgen Healthcare, Inc. (a)	872	15,182
Phreesia, Inc. (a)	813	26,252
Schrodinger, Inc. (a)	814	21,433
Sharecare, Inc. Class A (a)	4,598	6,529
Simulations Plus, Inc. (b)	264	11,600
Tabula Rasa HealthCare, Inc. (a)(b)	341	1,906
Teladoc Health, Inc. (a)(b)	2,505	64,880
Veeva Systems, Inc. Class A (a)	2,161	397,170
Veradigm, Inc. (a)	1,658	21,637
		759,096
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)(b)	1,480	82,569
Adaptive Biotechnologies Corp. (a)	1,732	15,294
Agilent Technologies, Inc.	4,551	629,585
Avantor, Inc. (a)	10,369	219,201
Azenta, Inc. (a)	1,170	52,205
Bio-Rad Laboratories, Inc. Class A (a)	331	158,556
Bio-Techne Corp.	2,416	179,243
BioLife Solutions, Inc. (a)(b)	497	10,810
BioNano Genomics, Inc. (a)(b)	4,462	4,953
Bruker Corp.	1,540	121,414
Charles River Laboratories International, Inc. (a)	783	158,025
ChromaDex, Inc. (a)	829	1,268
Codexis, Inc. (a)	953	3,945
CryoPort, Inc. (a)	750	18,000
Danaher Corp.	10,071	2,538,295
Frontage Holdings Corp. (a)(d)	14,000	4,227
Illumina, Inc. (a)	2,418	562,306
Inotiv, Inc. (a)(b)	248	1,074
IQVIA Holdings, Inc. (a)	2,856	568,030
Maravai LifeSciences Holdings, Inc. (a)	1,726	24,181
Medpace Holdings, Inc. (a)	388	72,963
Mettler-Toledo International, Inc. (a)	343	524,862
Nanostring Technologies, Inc. (a)	721	7,138
Nautilus Biotechnology, Inc. (a)	595	1,648
Pacific Biosciences of California, Inc. (a)	3,181	36,836
PerkinElmer, Inc.	1,943	258,924
Personalis, Inc. (a)(b)	499	1,377
Phenomex, Inc. (a)	1,148	1,332
Quanterix Corp. (a)	526	5,928
Quantum-Si, Inc. (a)(b)	1,415	2,490
Science 37 Holdings, Inc. (a)(b)	638	180
Seer, Inc. (a)	517	1,996
SomaLogic, Inc. Class A (a)	2,070	5,279
Sotera Health Co. (a)	1,523	27,277
Standard BioTools, Inc. (a)	780	1,521
Syneos Health, Inc. (a)	1,593	56,743
Thermo Fisher Scientific, Inc.	6,028	3,474,358
Waters Corp. (a)	914	283,002
West Pharmaceutical Services, Inc.	1,138	394,283
		10,511,318
Pharmaceuticals - 3.7%
Aclaris Therapeutics, Inc. (a)	816	6,601
Amneal Pharmaceuticals, Inc. (a)	1,316	1,829
Amphastar Pharmaceuticals, Inc. (a)	566	21,225
ANI Pharmaceuticals, Inc. (a)	196	7,785
Arvinas Holding Co. LLC (a)	731	19,971
Atea Pharmaceuticals, Inc. (a)	1,277	4,278
Athira Pharma, Inc. (a)	387	968
Axsome Therapeutics, Inc. (a)(b)	519	32,012
Bristol-Myers Squibb Co.	32,685	2,265,397
Cara Therapeutics, Inc. (a)	718	3,525
Cassava Sciences, Inc. (a)(b)	583	14,062
Catalent, Inc. (a)	2,767	181,820
Citius Pharmaceuticals, Inc. (a)(b)	1,564	1,830
Clearside Biomedical, Inc. (a)	985	1,024
Collegium Pharmaceutical, Inc. (a)	513	12,307
Corcept Therapeutics, Inc. (a)	1,440	31,190
CymaBay Therapeutics, Inc. (a)(b)	1,295	11,292
DICE Therapeutics, Inc. (a)	513	14,697
Edgewise Therapeutics, Inc. (a)	610	4,069
Elanco Animal Health, Inc. (a)	6,889	64,757
Eli Lilly & Co.	12,123	4,163,281
Esperion Therapeutics, Inc. (a)	1,045	1,662
Evolus, Inc. (a)	514	4,348
Eyepoint Pharmaceuticals, Inc. (a)(b)	312	917
Fulcrum Therapeutics, Inc. (a)	647	1,844
Harmony Biosciences Holdings, Inc. (a)	472	15,411
Innoviva, Inc. (a)	947	10,654
Intra-Cellular Therapies, Inc. (a)	1,357	73,482
Jazz Pharmaceuticals PLC (a)	969	141,794
Johnson & Johnson	40,188	6,229,140
Ligand Pharmaceuticals, Inc. Class B (a)	246	18,096
Liquidia Corp. (a)	845	5,839
Marinus Pharmaceuticals, Inc. (a)	691	4,768
Merck & Co., Inc.	38,971	4,146,125
Nektar Therapeutics (a)	2,694	1,894
NGM Biopharmaceuticals, Inc. (a)	583	2,379
Nuvation Bio, Inc. (a)	1,978	3,283
Ocular Therapeutix, Inc. (a)	1,253	6,603
Omeros Corp. (a)(b)	1,073	4,989
Organon & Co.	3,919	92,175
Pacira Biosciences, Inc. (a)	690	28,159
Paratek Pharmaceuticals, Inc. (a)(b)	947	2,405
Perrigo Co. PLC	2,071	74,287
Pfizer, Inc.	86,290	3,520,632
Phathom Pharmaceuticals, Inc. (a)(b)	380	2,713
Phibro Animal Health Corp. Class A	264	4,044
Pliant Therapeutics, Inc. (a)	536	14,258
Prestige Brands Holdings, Inc. (a)	752	47,098
Provention Bio, Inc. (a)	1,258	30,318
Reata Pharmaceuticals, Inc. (a)	429	39,005
Relmada Therapeutics, Inc. (a)	445	1,006
Revance Therapeutics, Inc. (a)	1,250	40,263
Royalty Pharma PLC	5,709	205,695
Scilex Holding Co.	881	6,863
Seelos Therapeutics, Inc. (a)(b)	1,056	730
SIGA Technologies, Inc. (b)	576	3,312
Supernus Pharmaceuticals, Inc. (a)	836	30,288
Theravance Biopharma, Inc. (a)(b)	928	10,069
Theseus Pharmaceuticals, Inc. (a)	284	2,522
Ventyx Biosciences, Inc. (a)	421	14,104
Viatris, Inc.	18,653	179,442
Xeris Biopharma Holdings, Inc. (a)(b)	2,736	4,460
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	0
Zevra Therapeutics, Inc. (a)(b)	457	2,514
Zoetis, Inc. Class A	7,164	1,192,376
		23,085,886
TOTAL HEALTH CARE		86,557,667
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
AAR Corp. (a)	501	27,330
Aerojet Rocketdyne Holdings, Inc. (a)	1,185	66,561
AeroVironment, Inc. (a)	391	35,839
AerSale Corp. (a)	269	4,632
Archer Aviation, Inc. Class A (a)(b)	2,455	7,021
Astra Space, Inc. Class A (a)(b)	1,572	668
Astronics Corp. (a)	454	6,065
Axon Enterprise, Inc. (a)	1,038	233,394
BWX Technologies, Inc.	1,399	88,193
Byrna Technologies, Inc. (a)(b)	212	1,609
Cadre Holdings, Inc.	244	5,256
Curtiss-Wright Corp.	589	103,817
Ducommun, Inc. (a)	166	9,082
General Dynamics Corp.	3,460	789,607
HEICO Corp. (b)	594	101,598
HEICO Corp. Class A	1,094	148,675
Hexcel Corp.	1,294	88,316
Howmet Aerospace, Inc.	5,652	239,475
Huntington Ingalls Industries, Inc.	614	127,110
Kaman Corp.	430	9,830
Kratos Defense & Security Solutions, Inc. (a)	1,974	26,610
L3Harris Technologies, Inc.	2,927	574,394
Lockheed Martin Corp.	3,585	1,694,737
Maxar Technologies, Inc.	1,153	58,872
Mercury Systems, Inc. (a)	901	46,059
Momentus, Inc. Class A (a)(b)	623	364
Moog, Inc. Class A	436	43,927
National Presto Industries, Inc.	83	5,983
Northrop Grumman Corp.	2,224	1,026,865
Park Aerospace Corp.	335	4,506
Parsons Corp. (a)	520	23,265
Raytheon Technologies Corp.	22,592	2,212,435
Rocket Lab U.S.A., Inc. Class A (a)(b)	3,178	12,839
Spirit AeroSystems Holdings, Inc. Class A	1,633	56,387
Textron, Inc.	3,212	226,864
The Boeing Co. (a)	8,611	1,829,235
TransDigm Group, Inc.	794	585,218
Triumph Group, Inc. (a)	944	10,941
V2X, Inc. (a)	151	5,998
Virgin Galactic Holdings, Inc. (a)(b)	3,606	14,604
Woodward, Inc.	927	90,262
		10,644,443
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	866	18,039
C.H. Robinson Worldwide, Inc.	1,810	179,860
Expeditors International of Washington, Inc.	2,447	269,464
FedEx Corp.	3,680	840,843
Forward Air Corp.	407	43,858
GXO Logistics, Inc. (a)	1,829	92,291
Hub Group, Inc. Class A (a)	494	41,466
United Parcel Service, Inc. Class B	11,218	2,176,180
		3,662,001
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,958	82,158
Allegiant Travel Co. (a)	245	22,535
American Airlines Group, Inc. (a)	9,992	147,382
Blade Air Mobility, Inc. (a)(b)	954	3,225
Delta Air Lines, Inc. (a)	9,854	344,102
Hawaiian Holdings, Inc. (a)	787	7,209
JetBlue Airways Corp. (a)	5,024	36,575
Joby Aviation, Inc. (a)(b)	4,547	19,734
SkyWest, Inc. (a)	757	16,783
Southwest Airlines Co.	9,133	297,188
Spirit Airlines, Inc.	1,636	28,090
Sun Country Airlines Holdings, Inc. (a)	470	9,635
United Airlines Holdings, Inc. (a)	5,023	222,268
Wheels Up Experience, Inc. Class A (a)	2,849	1,803
		1,238,687
Building Products - 0.6%
A.O. Smith Corp.	1,952	134,981
AAON, Inc.	650	62,849
Advanced Drain Systems, Inc.	984	82,863
Allegion PLC	1,354	144,512
American Woodmark Corp. (a)	258	13,434
Apogee Enterprises, Inc.	329	14,229
Armstrong World Industries, Inc.	695	49,512
AZZ, Inc.	364	15,011
Builders FirstSource, Inc. (a)	2,262	200,820
Carlisle Companies, Inc.	795	179,726
Carrier Global Corp.	12,855	588,116
CSW Industrials, Inc.	233	32,371
Fortune Brands Home & Security, Inc.	1,976	116,050
Gibraltar Industries, Inc. (a)	465	22,553
Griffon Corp.	733	23,463
Hayward Holdings, Inc. (a)	1,502	17,603
Insteel Industries, Inc.	310	8,624
Janus International Group, Inc. (a)	1,259	12,414
Jeld-Wen Holding, Inc. (a)	1,288	16,306
Johnson Controls International PLC	10,588	637,609
Lennox International, Inc.	496	124,635
Masco Corp.	3,470	172,528
Masonite International Corp. (a)	342	31,043
MasterBrand, Inc.	1,950	15,678
Owens Corning	1,439	137,856
PGT Innovations, Inc. (a)	953	23,930
Quanex Building Products Corp.	496	10,679
Resideo Technologies, Inc. (a)	2,197	40,161
Simpson Manufacturing Co. Ltd.	651	71,376
Tecnoglass, Inc. (b)	323	13,553
The AZEK Co., Inc. (a)	1,681	39,571
Trane Technologies PLC	3,539	651,105
Trex Co., Inc. (a)	1,695	82,496
UFP Industries, Inc.	951	75,576
View, Inc. Class A (a)(b)	1,282	641
Zurn Elkay Water Solutions Cor	2,263	48,338
		3,912,212
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,007	45,255
ACCO Brands Corp.	1,412	7,512
ACV Auctions, Inc. Class A (a)	1,827	23,587
Aris Water Solution, Inc. Class A (b)	404	3,147
Aurora Innovation, Inc. (a)	5,821	8,091
Brady Corp. Class A	721	38,739
BrightView Holdings, Inc. (a)	630	3,541
Casella Waste Systems, Inc. Class A (a)	783	64,723
Cimpress PLC (a)	302	13,234
Cintas Corp.	1,327	613,976
Clean Harbors, Inc. (a)	773	110,199
Copart, Inc. (a)	6,587	495,408
CoreCivic, Inc. (a)	1,725	15,870
Deluxe Corp.	618	9,888
Driven Brands Holdings, Inc. (a)	842	25,521
Ennis, Inc.	382	8,056
Harsco Corp. (a)	1,264	8,633
Healthcare Services Group, Inc.	1,103	15,299
Heritage-Crystal Clean, Inc. (a)	236	8,404
HNI Corp.	624	17,372
Interface, Inc.	925	7,511
KAR Auction Services, Inc. (a)	1,615	22,093
Kimball International, Inc. Class B	613	7,601
Liquidity Services, Inc. (a)	406	5,347
Matthews International Corp. Class A	465	16,768
Millerknoll, Inc. (b)	1,141	23,333
Montrose Environmental Group, Inc. (a)	425	15,160
MSA Safety, Inc.	568	75,828
Pitney Bowes, Inc. (b)	2,485	9,667
Republic Services, Inc.	3,156	426,754
Rollins, Inc.	3,558	133,532
SP Plus Corp. (a)	290	9,944
Steelcase, Inc. Class A	1,464	12,327
Stericycle, Inc. (a)	1,426	62,188
Tetra Tech, Inc.	816	119,879
The Brink's Co.	712	47,562
The GEO Group, Inc. (a)	1,883	14,857
UniFirst Corp.	235	41,414
Viad Corp. (a)	292	6,085
VSE Corp.	166	7,453
Waste Management, Inc.	5,741	936,759
		3,538,517
Construction & Engineering - 0.2%
AECOM	2,144	180,782
Ameresco, Inc. Class A (a)(b)	536	26,382
API Group Corp. (a)	3,105	69,800
Arcosa, Inc.	755	47,648
Argan, Inc.	204	8,256
Comfort Systems U.S.A., Inc.	550	80,278
Construction Partners, Inc. Class A (a)	615	16,568
Dycom Industries, Inc. (a)	461	43,173
EMCOR Group, Inc.	731	118,853
Fluor Corp. (a)	2,184	67,507
Granite Construction, Inc.	659	27,072
Great Lakes Dredge & Dock Corp. (a)	972	5,278
IES Holdings, Inc. (a)	116	4,998
MasTec, Inc. (a)	907	85,657
Matrix Service Co. (a)	328	1,771
MDU Resources Group, Inc.	3,117	95,006
MYR Group, Inc. (a)	257	32,385
Northwest Pipe Co. (a)	161	5,028
Primoris Services Corp.	842	20,764
Quanta Services, Inc.	2,195	365,775
Sterling Construction Co., Inc. (a)	483	18,296
Tutor Perini Corp. (a)	721	4,449
Valmont Industries, Inc.	328	104,724
Willscot Mobile Mini Holdings (a)	3,209	150,438
		1,580,888
Electrical Equipment - 0.7%
Acuity Brands, Inc.	494	90,269
Advent Technologies Holdings, Inc. Class A (a)(b)	851	902
American Superconductor Corp. (a)	557	2,735
AMETEK, Inc.	3,529	512,870
Array Technologies, Inc. (a)	2,191	47,939
Atkore, Inc. (a)	635	89,205
Babcock & Wilcox Enterprises, Inc. (a)	1,193	7,230
Beam Global (a)	98	1,559
Bloom Energy Corp. Class A (a)(b)	2,722	54,249
ChargePoint Holdings, Inc. Class A (a)(b)	4,066	42,571
Eaton Corp. PLC	6,110	1,046,887
Emerson Electric Co.	9,088	791,928
Encore Wire Corp.	284	52,634
Energous Corp. (a)	1,508	814
EnerSys	620	53,866
Enovix Corp. (a)(b)	1,760	26,242
Eos Energy Enterprises, Inc. (a)(b)	1,425	3,662
ESS Tech, Inc. Class A (a)(b)	737	1,024
Fluence Energy, Inc. (a)(b)	585	11,846
FTC Solar, Inc. (a)(b)	532	1,197
FuelCell Energy, Inc. (a)(b)	6,322	18,018
Generac Holdings, Inc. (a)	975	105,310
GrafTech International Ltd.	2,861	13,904
Hubbell, Inc. Class B	824	200,487
KULR Technology Group, Inc. (a)(b)	962	844
nVent Electric PLC	2,558	109,841
Plug Power, Inc. (a)(b)	8,073	94,616
Powell Industries, Inc.	157	6,687
Regal Rexnord Corp.	1,017	143,122
Rockwell Automation, Inc.	1,764	517,646
Sensata Technologies, Inc. PLC	2,353	117,697
Shoals Technologies Group, Inc. (a)	2,124	48,406
Stem, Inc. (a)(b)	2,337	13,251
SunPower Corp. (a)(b)	1,322	18,296
Sunrun, Inc. (a)(b)	3,298	66,455
Thermon Group Holdings, Inc. (a)	485	12,086
TPI Composites, Inc. (a)	670	8,744
Vertiv Holdings Co.	4,659	66,670
Vicor Corp. (a)	351	16,476
		4,418,185
Ground Transportation - 0.2%
ArcBest Corp.	368	34,011
Covenant Transport Group, Inc. Class A	125	4,428
Daseke, Inc. (a)	1,005	7,769
Heartland Express, Inc.	679	10,810
J.B. Hunt Transport Services, Inc.	1,276	223,887
Knight-Swift Transportation Holdings, Inc. Class A	2,473	139,922
Landstar System, Inc.	553	99,131
Marten Transport Ltd.	893	18,708
Old Dominion Freight Lines, Inc.	1,393	474,790
P.A.M. Transportation Services, Inc. (a)	85	2,434
RXO, Inc.	1,811	35,568
Ryder System, Inc.	773	68,983
Saia, Inc. (a)	407	110,737
Schneider National, Inc. Class B	549	14,686
TuSimple Holdings, Inc. (a)	2,185	3,212
U-Haul Holding Co. (b)	148	8,828
U-Haul Holding Co. (non-vtg.)	1,362	70,620
U.S. Xpress Enterprises, Inc. (a)	158	939
Werner Enterprises, Inc.	892	40,577
XPO, Inc. (a)	1,781	56,814
Yellow Corp. (a)(b)	575	1,167
		1,428,021
Industrial Conglomerates - 0.7%
3M Co.	8,498	893,225
General Electric Co.	16,794	1,605,506
Honeywell International, Inc.	10,334	1,975,034
		4,473,765
Machinery - 2.0%
3D Systems Corp. (a)(b)	2,057	22,051
AGCO Corp.	953	128,846
Alamo Group, Inc.	162	29,834
Albany International Corp. Class A	473	42,267
Allison Transmission Holdings, Inc.	1,430	64,693
Astec Industries, Inc.	353	14,561
Barnes Group, Inc.	793	31,942
Berkshire Grey, Inc. Class A (a)(b)	823	1,136
Blue Bird Corp. (a)	281	5,741
Caterpillar, Inc.	7,999	1,830,491
Chart Industries, Inc. (a)	645	80,883
CIRCOR International, Inc. (a)	315	9,803
Columbus McKinnon Corp. (NY Shares)	420	15,607
Commercial Vehicle Group, Inc. (a)	513	3,745
Crane Holdings Co.	735	83,423
Cummins, Inc.	2,167	517,653
Deere & Co.	4,222	1,743,179
Desktop Metal, Inc. (a)(b)	3,728	8,574
Donaldson Co., Inc.	1,882	122,970
Douglas Dynamics, Inc.	341	10,874
Dover Corp.	2,159	328,038
Energy Recovery, Inc. (a)	887	20,445
Enerpac Tool Group Corp. Class A	897	22,874
EnPro Industries, Inc.	313	32,518
ESAB Corp.	805	47,551
ESCO Technologies, Inc.	389	37,130
Evoqua Water Technologies Corp. (a)	1,869	92,927
Federal Signal Corp.	941	51,012
Flowserve Corp.	2,018	68,612
Fortive Corp.	5,439	370,777
Franklin Electric Co., Inc.	603	56,742
Gates Industrial Corp. PLC (a)	1,589	22,071
Gorman-Rupp Co.	332	8,300
Graco, Inc.	2,595	189,461
Helios Technologies, Inc.	492	32,177
Hillenbrand, Inc.	1,084	51,523
Hillman Solutions Corp. Class A (a)	1,880	15,830
Hydrofarm Holdings Group, Inc. (a)(b)	473	818
Hyliion Holdings Corp. Class A (a)(b)	1,763	3,491
Hyster-Yale Materials Handling, Inc. Class A	165	8,232
Hyzon Motors, Inc. Class A (a)(b)	1,117	910
IDEX Corp.	1,159	267,764
Illinois Tool Works, Inc.	4,294	1,045,374
Ingersoll Rand, Inc.	6,224	362,112
ITT, Inc.	1,275	110,033
John Bean Technologies Corp.	482	52,678
Kadant, Inc.	177	36,908
Kennametal, Inc. (b)	1,245	34,337
Lightning eMotors, Inc. (a)	455	130
Lincoln Electric Holdings, Inc.	887	149,992
Lindsay Corp.	166	25,088
Luxfer Holdings PLC sponsored	434	7,335
Manitowoc Co., Inc. (a)	583	9,963
Markforged Holding Corp. (a)	1,961	1,880
Microvast Holdings, Inc. (a)	2,997	3,716
Middleby Corp. (a)	829	121,540
Mueller Industries, Inc.	877	64,442
Mueller Water Products, Inc. Class A	2,375	33,108
Nikola Corp. (a)(b)	5,378	6,507
Nordson Corp.	828	184,031
Omega Flex, Inc.	49	5,461
Oshkosh Corp.	1,009	83,929
Otis Worldwide Corp.	6,393	539,569
PACCAR, Inc.	8,016	586,771
Parker Hannifin Corp.	1,973	663,145
Pentair PLC	2,530	139,833
Proterra, Inc. Class A (a)(b)	2,841	4,318
Proto Labs, Inc. (a)	401	13,293
RBC Bearings, Inc. (a)(b)	447	104,030
REV Group, Inc.	439	5,264
Sarcos Technology and Robotics Corp. Class A (a)	732	347
Shyft Group, Inc. (The)	486	11,057
Snap-On, Inc.	817	201,709
SPX Technologies, Inc. (a)	682	48,136
Standex International Corp.	176	21,549
Stanley Black & Decker, Inc.	2,277	183,481
Tennant Co.	277	18,983
Terex Corp.	1,037	50,170
The Greenbrier Companies, Inc.	500	16,085
Timken Co.	1,008	82,374
Titan International, Inc. (a)	741	7,766
Toro Co.	1,599	177,745
Trinity Industries, Inc.	1,237	30,133
Velo3D, Inc. (a)(b)	755	1,714
Wabash National Corp.	760	18,688
Watts Water Technologies, Inc. Class A	422	71,031
Westinghouse Air Brake Tech Co.	2,795	282,463
Xos, Inc. Class A (a)(b)	725	381
Xylem, Inc.	2,770	290,019
		12,406,094
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	151	6,871
Genco Shipping & Trading Ltd.	612	9,584
Kirby Corp. (a)	926	64,542
Matson, Inc.	588	35,086
Pangaea Logistics Solutions Ltd.	418	2,454
		118,537
Professional Services - 1.0%
Alight, Inc. Class A (a)	4,073	37,512
ASGN, Inc. (a)	776	64,152
Atlas Technical Consultants, Inc. (a)	541	6,595
Automatic Data Processing, Inc.	6,377	1,419,712
Barrett Business Services, Inc.	109	9,662
BlackSky Technology, Inc. Class A (a)(b)	1,070	1,605
Booz Allen Hamilton Holding Corp. Class A	2,033	188,439
Broadridge Financial Solutions, Inc.	1,810	265,292
CACI International, Inc. Class A (a)	362	107,253
CBIZ, Inc. (a)	772	38,206
Clarivate Analytics PLC (a)(b)	6,661	62,547
Concentrix Corp.	657	79,858
Conduent, Inc. (a)	2,442	8,376
CoStar Group, Inc. (a)	6,253	430,519
CRA International, Inc. (b)	104	11,213
CSG Systems International, Inc.	451	24,219
Dun & Bradstreet Holdings, Inc.	3,404	39,963
Equifax, Inc.	1,882	381,745
Exela Technologies, Inc. (a)(b)	266	10
ExlService Holdings, Inc. (a)	510	82,533
Exponent, Inc.	771	76,861
First Advantage Corp. (a)	854	11,922
Forrester Research, Inc. (a)	160	5,176
Franklin Covey Co. (a)	196	7,540
FTI Consulting, Inc. (a)	529	104,398
Genpact Ltd.	2,596	119,987
Heidrick & Struggles International, Inc.	297	9,017
HireRight Holdings Corp. (a)	282	2,992
Huron Consulting Group, Inc. (a)	313	25,156
ICF International, Inc.	265	29,071
Insperity, Inc.	552	67,096
Jacobs Solutions, Inc.	1,963	230,672
KBR, Inc. (b)	2,110	116,156
Kelly Services, Inc. Class A (non-vtg.)	514	8,527
Kforce, Inc.	301	19,035
Korn Ferry	809	41,858
Leidos Holdings, Inc.	2,103	193,602
Manpower, Inc.	782	64,538
Maximus, Inc.	932	73,348
NV5 Global, Inc. (a)	191	19,858
Paychex, Inc.	4,934	565,387
Red Violet, Inc. (a)	191	3,362
Resources Connection, Inc.	452	7,711
Robert Half International, Inc.	1,671	134,632
Science Applications International Corp.	851	91,448
Skillsoft Corp. (a)	1,169	2,338
Spire Global, Inc. (a)(b)	1,242	830
SS&C Technologies Holdings, Inc.	3,380	190,869
TaskUs, Inc. (a)(b)	414	5,978
TransUnion Holding Co., Inc.	2,966	184,307
TriNet Group, Inc. (a)	556	44,819
TrueBlue, Inc. (a)	466	8,295
Ttec Holdings, Inc.	273	10,164
Upwork, Inc. (a)	1,836	20,784
Verisk Analytics, Inc.	2,403	461,040
Verra Mobility Corp. (a)	2,118	35,837
Willdan Group, Inc. (a)	167	2,609
		6,256,631
Road & Rail - 0.6%
CSX Corp.	32,321	967,691
Norfolk Southern Corp.	3,560	754,720
Union Pacific Corp.	9,451	1,902,108
		3,624,519
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	1,593	62,716
Applied Industrial Technologies, Inc.	593	84,283
Beacon Roofing Supply, Inc. (a)	786	46,256
BlueLinx Corp. (a)	137	9,311
Boise Cascade Co.	596	37,697
Core & Main, Inc. (a)(b)	1,133	26,172
Custom Truck One Source, Inc. Class A (a)	1,033	7,014
DXP Enterprises, Inc. (a)	248	6,676
Fastenal Co.	8,806	474,996
GATX Corp.	546	60,071
Global Industrial Co.	237	6,361
GMS, Inc. (a)	647	37,455
H&E Equipment Services, Inc.	511	22,602
Herc Holdings, Inc.	376	42,826
Hudson Technologies, Inc. (a)	546	4,767
McGrath RentCorp.	381	35,551
MRC Global, Inc. (a)	1,326	12,889
MSC Industrial Direct Co., Inc. Class A	730	61,320
NOW, Inc. (a)	1,643	18,319
Rush Enterprises, Inc. Class A	645	35,217
SiteOne Landscape Supply, Inc. (a)(b)	695	95,125
Textainer Group Holdings Ltd.	654	21,000
Titan Machinery, Inc. (a)	301	9,165
Transcat, Inc. (a)	110	9,833
Triton International Ltd.	909	57,467
United Rentals, Inc.	1,065	421,484
Univar Solutions, Inc. (a)	2,519	88,241
Veritiv Corp.	209	28,244
W.W. Grainger, Inc.	691	475,968
Watsco, Inc. (b)	512	162,898
WESCO International, Inc.	688	106,324
Xometry, Inc. (a)(b)	435	6,512
		2,574,760
Transportation - 0.2%
Avis Budget Group, Inc. (a)(b)	384	74,803
Bird Global, Inc. Class A (a)	1,806	506
Lyft, Inc. (a)	4,782	44,329
Uber Technologies, Inc. (a)	30,659	971,890
		1,091,528
TOTAL INDUSTRIALS		60,968,788
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	1,110	17,605
Arista Networks, Inc. (a)	3,804	638,539
Aviat Networks, Inc. (a)	159	5,479
CalAmp Corp. (a)	633	2,272
Calix, Inc. (a)	863	46,248
Cambium Networks Corp. (a)	205	3,633
Casa Systems, Inc. (a)(b)	679	862
Ciena Corp. (a)	2,278	119,641
Cisco Systems, Inc.	63,111	3,299,128
Clearfield, Inc. (a)	171	7,965
CommScope Holding Co., Inc. (a)	3,114	19,836
Comtech Telecommunications Corp.	444	5,541
Digi International, Inc. (a)	517	17,413
DZS, Inc. (a)	280	2,209
EMCORE Corp. (a)	571	657
Extreme Networks, Inc. (a)	1,977	37,800
F5, Inc. (a)	923	134,472
Harmonic, Inc. (a)	1,565	22,833
Infinera Corp. (a)(b)	2,834	21,992
Inseego Corp. (a)(b)	1,075	626
Juniper Networks, Inc.	4,993	171,859
Lantronix, Inc. (a)	628	2,726
Lumentum Holdings, Inc. (a)	1,040	56,170
Motorola Solutions, Inc.	2,570	735,354
NETGEAR, Inc. (a)	434	8,033
NetScout Systems, Inc. (a)	1,069	30,627
Ondas Holdings, Inc. (a)(b)	487	526
Ribbon Communications, Inc. (a)	1,522	5,205
ViaSat, Inc. (a)(b)	1,181	39,965
Viavi Solutions, Inc. (a)	3,433	37,179
		5,492,395
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	266	2,288
Advanced Energy Industries, Inc.	566	55,468
Aeva Technologies, Inc. (a)	1,433	1,705
AEye, Inc. Class A (a)(b)	1,328	418
Akoustis Technologies, Inc. (a)	758	2,335
Alpine 4 Holdings, Inc. (a)(b)	2,141	1,092
Amphenol Corp. Class A	9,148	747,575
Arlo Technologies, Inc. (a)	1,233	7,472
Arrow Electronics, Inc. (a)	948	118,377
Avnet, Inc.	1,421	64,229
Badger Meter, Inc.	455	55,428
Belden, Inc.	659	57,181
Benchmark Electronics, Inc.	512	12,129
CDW Corp.	2,082	405,761
Cognex Corp.	2,663	131,952
Coherent Corp. (a)	2,138	81,415
Corning, Inc.	11,705	412,952
CTS Corp.	478	23,642
Daktronics, Inc. (a)	549	3,113
ePlus, Inc. (a)	398	19,518
Evolv Technologies Holdings, Inc. (a)	851	2,655
Fabrinet (a)	556	66,031
FARO Technologies, Inc. (a)	283	6,965
Focus Universal, Inc. (b)	332	830
Identiv, Inc. (a)	370	2,272
Insight Enterprises, Inc. (a)	468	66,905
IPG Photonics Corp. (a)	499	61,532
Itron, Inc. (a)	705	39,092
Jabil, Inc.	2,069	182,403
Keysight Technologies, Inc. (a)	2,749	443,909
Kimball Electronics, Inc. (a)	393	9,471
Knowles Corp. (a)	1,404	23,868
Lightwave Logic, Inc. (a)(b)	1,775	9,283
Littelfuse, Inc.	382	102,410
Methode Electronics, Inc. Class A	553	24,266
MicroVision, Inc. (a)(b)	2,363	6,309
Mirion Technologies, Inc. Class A (a)(b)	1,943	16,593
Napco Security Technologies, Inc. (a)	425	15,972
National Instruments Corp.	2,007	105,187
nLIGHT, Inc. (a)	658	6,698
Novanta, Inc. (a)	551	87,659
OSI Systems, Inc. (a)	236	24,157
Ouster, Inc. (a)	4,869	4,074
Par Technology Corp. (a)(b)	420	14,263
PC Connection, Inc.	166	7,463
Plexus Corp. (a)	418	40,784
Rogers Corp. (a)	291	47,558
Sanmina Corp. (a)	871	53,122
ScanSource, Inc. (a)	375	11,415
Smartrent, Inc. (a)(b)	1,970	5,024
TD SYNNEX Corp.	652	63,107
TE Connectivity Ltd.	4,889	641,192
Teledyne Technologies, Inc. (a)	721	322,547
Trimble, Inc. (a)	3,799	199,144
TTM Technologies, Inc. (a)	1,524	20,559
Vishay Intertechnology, Inc.	1,978	44,742
Vishay Precision Group, Inc. (a)	201	8,394
Vontier Corp.	2,453	67,065
Zebra Technologies Corp. Class A (a)	794	252,492
		5,311,462
IT Services - 1.3%
Accenture PLC Class A	9,687	2,768,641
Akamai Technologies, Inc. (a)	2,420	189,486
Amdocs Ltd.	1,876	180,152
BigCommerce Holdings, Inc. (a)	891	7,966
Brightcove, Inc. (a)	548	2,439
Cloudflare, Inc. (a)	4,377	269,886
Cognizant Technology Solutions Corp. Class A	7,903	481,530
Cyxtera Technologies, Inc. Class A (a)(b)	571	174
Digitalocean Holdings, Inc. (a)(b)	918	35,958
DXC Technology Co. (a)	3,545	90,610
Edgio, Inc. (a)	2,226	1,761
EPAM Systems, Inc. (a)	885	264,615
Fastly, Inc. Class A (a)	1,773	31,488
Gartner, Inc. (a)	1,215	395,811
GoDaddy, Inc. (a)	2,388	185,595
Grid Dynamics Holdings, Inc. (a)	800	9,168
Hackett Group, Inc. (b)	332	6,135
IBM Corp.	13,896	1,821,627
Information Services Group, Inc.	409	2,082
Kyndryl Holdings, Inc. (a)	3,142	46,376
MongoDB, Inc. Class A (a)	1,056	246,175
Okta, Inc. (a)	2,334	201,284
Perficient, Inc. (a)	542	39,127
Rackspace Technology, Inc. (a)(b)	853	1,604
Snowflake, Inc. (a)	4,378	675,482
Squarespace, Inc. Class A (a)	603	19,157
Tucows, Inc. (a)	148	2,879
Twilio, Inc. Class A (a)	2,683	178,768
Unisys Corp. (a)	1,001	3,884
VeriSign, Inc. (a)	1,418	299,666
		8,459,526
Semiconductors & Semiconductor Equipment - 5.8%
ACM Research, Inc. (a)	677	7,921
Advanced Micro Devices, Inc. (a)	24,785	2,429,178
AEHR Test Systems (a)(b)	379	11,757
Allegro MicroSystems LLC (a)	987	47,366
Alpha & Omega Semiconductor Ltd. (a)	319	8,597
Ambarella, Inc. (a)	566	43,820
Amkor Technology, Inc.	1,514	39,394
Analog Devices, Inc.	7,905	1,559,024
Applied Materials, Inc.	13,225	1,624,427
Atomera, Inc. (a)(b)	287	1,828
Axcelis Technologies, Inc. (a)	508	67,691
AXT, Inc. (a)	642	2,555
Broadcom, Inc.	6,225	3,993,587
CEVA, Inc. (a)	338	10,285
Cirrus Logic, Inc. (a)	848	92,754
Cohu, Inc. (a)	734	28,178
Diodes, Inc. (a)	704	65,303
Enphase Energy, Inc. (a)	2,089	439,275
Entegris, Inc.	2,293	188,049
Everspin Technologies, Inc. (a)	266	1,811
First Solar, Inc. (a)	1,523	331,253
FormFactor, Inc. (a)	1,170	37,265
Ichor Holdings Ltd. (a)	429	14,045
Impinj, Inc. (a)	322	43,637
indie Semiconductor, Inc. (a)(b)	951	10,033
Intel Corp.	63,443	2,072,683
KLA Corp.	2,179	869,791
Kopin Corp. (a)	1,131	1,233
Kulicke & Soffa Industries, Inc. (b)	878	46,262
Lam Research Corp.	2,097	1,111,662
Lattice Semiconductor Corp. (a)	2,106	201,123
MACOM Technology Solutions Holdings, Inc. (a)	791	56,034
Marvell Technology, Inc.	13,111	567,706
MaxLinear, Inc. Class A (a)	1,124	39,576
Meta Materials, Inc. (a)(b)	5,214	2,125
Microchip Technology, Inc.	8,454	708,276
Micron Technology, Inc.	16,715	1,008,583
MKS Instruments, Inc. (b)	881	78,074
Monolithic Power Systems, Inc.	686	343,370
Navitas Semiconductor Corp. (a)(b)	1,263	9,233
NVE Corp.	68	5,643
NVIDIA Corp.	38,276	10,631,925
NXP Semiconductors NV	3,982	742,543
onsemi (a)	6,647	547,181
Onto Innovation, Inc. (a)	766	67,316
PDF Solutions, Inc. (a)	467	19,801
Photronics, Inc. (a)	901	14,939
Pixelworks, Inc. (a)	728	1,077
Power Integrations, Inc.	883	74,737
Qorvo, Inc. (a)	1,562	158,652
Qualcomm, Inc.	17,234	2,198,714
Rambus, Inc. (a)	1,660	85,092
Semtech Corp. (a)	953	23,005
Silicon Laboratories, Inc. (a)	512	89,646
SiTime Corp. (a)	250	35,558
SkyWater Technology, Inc. (a)	125	1,423
Skyworks Solutions, Inc.	2,468	291,175
SMART Global Holdings, Inc. (a)	728	12,551
SolarEdge Technologies, Inc. (a)	859	261,093
Synaptics, Inc. (a)	616	68,468
Teradyne, Inc.	2,397	257,701
Texas Instruments, Inc.	13,951	2,595,026
Ultra Clean Holdings, Inc. (a)	681	22,582
Universal Display Corp.	669	103,782
Veeco Instruments, Inc. (a)(b)	820	17,327
Wolfspeed, Inc. (a)(b)	1,912	124,184
		36,665,905
Software - 9.1%
8x8, Inc. (a)(b)	1,836	7,656
A10 Networks, Inc.	937	14,514
ACI Worldwide, Inc. (a)	1,719	46,379
Adeia, Inc.	1,582	14,017
Adobe, Inc. (a)	7,146	2,753,854
Agilysys, Inc. (a)	306	25,248
Alarm.com Holdings, Inc. (a)	780	39,218
Altair Engineering, Inc. Class A (a)(b)	807	58,193
Alteryx, Inc. Class A (a)	936	55,074
American Software, Inc. Class A	481	6,065
Amplitude, Inc. (a)	841	10,462
ANSYS, Inc. (a)	1,338	445,286
AppFolio, Inc. (a)	287	35,726
Appian Corp. Class A (a)(b)	619	27,471
Asana, Inc. (a)(b)	1,185	25,039
Aspen Technology, Inc.	446	102,076
Autodesk, Inc. (a)	3,318	690,675
AvePoint, Inc. (a)(b)	1,377	5,673
Bentley Systems, Inc. Class B	3,022	129,916
Bill Holdings, Inc. (a)	1,463	118,708
Black Knight, Inc. (a)	2,399	138,086
Blackbaud, Inc. (a)	691	47,886
BlackLine, Inc. (a)	837	56,205
Box, Inc. Class A (a)	2,168	58,081
C3.ai, Inc. (a)(b)	1,306	43,842
Cadence Design Systems, Inc. (a)	4,215	885,529
Cerence, Inc. (a)	630	17,697
Ceridian HCM Holding, Inc. (a)	2,362	172,946
Clear Secure, Inc. (b)	1,138	29,781
Clearwater Analytics Holdings, Inc. (a)(b)	827	13,199
CommVault Systems, Inc. (a)	674	38,243
Confluent, Inc. (a)	2,394	57,624
Consensus Cloud Solutions, Inc. (a)	267	9,102
CoreCard Corp. (a)	114	3,435
Couchbase, Inc. (a)	419	5,891
Crowdstrike Holdings, Inc. (a)	3,302	453,233
CS Disco, Inc. (a)	211	1,401
Datadog, Inc. Class A (a)	3,817	277,343
Digimarc Corp. (a)(b)	190	3,734
Digital Turbine, Inc. (a)	1,333	16,476
DocuSign, Inc. (a)	3,087	179,972
Dolby Laboratories, Inc. Class A	947	80,893
Domo, Inc. Class B (a)	443	6,286
Dropbox, Inc. Class A (a)	4,150	89,723
Dynatrace, Inc. (a)	3,100	131,130
E2open Parent Holdings, Inc. (a)(b)	2,662	15,493
Ebix, Inc. (b)	378	4,986
eGain Communications Corp. (a)	291	2,209
Elastic NV (a)	1,186	68,669
Embark Technology, Inc. (a)(b)	126	354
Enfusion, Inc. Class A (a)	226	2,373
Envestnet, Inc. (a)	858	50,339
Everbridge, Inc. (a)	599	20,767
Fair Isaac Corp. (a)	384	269,833
Five9, Inc. (a)	1,072	77,495
ForgeRock, Inc. (a)	556	11,454
Fortinet, Inc. (a)	9,967	662,407
Freshworks, Inc. (a)	2,435	37,402
Gen Digital, Inc.	8,925	153,153
GitLab, Inc. (a)(b)	909	31,170
Guidewire Software, Inc. (a)	1,259	103,301
HubSpot, Inc. (a)	747	320,276
Intapp, Inc. (a)	240	10,762
InterDigital, Inc.	460	33,534
Intuit, Inc.	4,333	1,931,781
IronNet, Inc. Class A (a)(b)	651	229
Jamf Holding Corp. (a)	714	13,866
Latch, Inc. (a)	1,114	849
Life360, Inc. CDI (a)(d)	2,826	9,532
LivePerson, Inc. (a)	1,005	4,432
Liveramp Holdings, Inc. (a)	1,012	22,193
Manhattan Associates, Inc. (a)	960	148,656
Marathon Digital Holdings, Inc. (a)(b)	1,625	14,170
Matterport, Inc. (a)(b)	3,173	8,662
MeridianLink, Inc. (a)	334	5,778
Microsoft Corp.	114,589	33,036,009
MicroStrategy, Inc. Class A (a)(b)	141	41,217
Mitek Systems, Inc. (a)	690	6,617
Model N, Inc. (a)	515	17,237
Momentive Global, Inc. (a)	1,895	17,661
N-able, Inc. (a)	1,088	14,362
nCino, Inc. (a)(b)	1,150	28,497
NCR Corp. (a)	2,134	50,341
New Relic, Inc. (a)	887	66,782
Nutanix, Inc. Class A (a)	3,540	92,005
Olo, Inc. (a)(b)	1,679	13,701
ON24, Inc. (a)	728	6,377
Onespan, Inc. (a)	549	9,608
Oracle Corp.	23,620	2,194,770
Pagerduty, Inc. (a)	1,238	43,305
Palantir Technologies, Inc. (a)(b)	27,083	228,851
Palo Alto Networks, Inc. (a)(b)	4,617	922,200
Paycom Software, Inc. (a)	748	227,399
Paycor HCM, Inc. (a)(b)	698	18,511
Paylocity Holding Corp. (a)	635	126,225
Pegasystems, Inc. (b)	627	30,397
Porch Group, Inc. Class A (a)(b)	1,541	2,204
PowerSchool Holdings, Inc. (a)	454	8,998
Progress Software Corp.	660	37,917
PROS Holdings, Inc. (a)	653	17,892
PTC, Inc. (a)	1,625	208,374
Q2 Holdings, Inc. (a)	856	21,075
Qualtrics International, Inc. (a)	1,699	30,293
Qualys, Inc. (a)	526	68,391
Rapid7, Inc. (a)	907	41,640
Rekor Systems, Inc. (a)(b)	514	643
Rimini Street, Inc. (a)	853	3,514
RingCentral, Inc. (a)	1,209	37,080
Riot Platforms, Inc. (a)(b)	2,529	25,265
Roper Technologies, Inc.	1,630	718,325
Salesforce, Inc. (a)	15,371	3,070,818
SecureWorks Corp. (a)	143	1,226
Semrush Holdings, Inc. (a)(b)	620	6,231
SentinelOne, Inc. (a)	3,296	53,923
ServiceNow, Inc. (a)	3,105	1,442,956
ShotSpotter, Inc. (a)	145	5,701
Smartsheet, Inc. (a)	2,026	96,843
Smith Micro Software, Inc. (a)(b)	683	792
SolarWinds, Inc. (a)	737	6,338
Splunk, Inc. (a)	2,301	220,620
Sprinklr, Inc. (a)	989	12,817
Sprout Social, Inc. (a)	726	44,199
SPS Commerce, Inc. (a)	555	84,527
Sumo Logic, Inc. (a)	1,712	20,510
Synopsys, Inc. (a)	2,350	907,688
Telos Corp. (a)	854	2,161
Tenable Holdings, Inc. (a)	1,730	82,192
Teradata Corp. (a)	1,554	62,595
Tyler Technologies, Inc. (a)	640	226,970
UiPath, Inc. Class A (a)	5,343	93,823
Unity Software, Inc. (a)(b)	3,750	121,650
Upland Software, Inc. (a)	375	1,613
Varonis Systems, Inc. (a)	1,722	44,789
Verint Systems, Inc. (a)	1,011	37,650
Veritone, Inc. (a)(b)	400	2,332
Vertex, Inc. Class A (a)	581	12,021
Vobile Group Ltd. (a)(b)	16,000	6,726
Workday, Inc. Class A (a)	3,090	638,209
Workiva, Inc. (a)	704	72,097
Xperi, Inc.	632	6,908
Yext, Inc. (a)	1,695	16,289
Zoom Video Communications, Inc. Class A (a)	3,396	250,761
Zscaler, Inc. (a)	1,298	151,645
Zuora, Inc. (a)	1,945	19,217
		57,703,633
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	229,864	37,904,507
Avid Technology, Inc. (a)	512	16,374
Corsair Gaming, Inc. (a)(b)	615	11,285
Dell Technologies, Inc.	3,987	160,317
Diebold Nixdorf, Inc. (a)(b)	1,198	1,438
Eastman Kodak Co. (a)	1,005	4,121
Hewlett Packard Enterprise Co.	19,792	315,287
HP, Inc.	13,614	399,571
Immersion Corp.	547	4,890
IonQ, Inc. (a)(b)	2,415	14,852
NetApp, Inc.	3,344	213,514
Pure Storage, Inc. Class A (a)	4,326	110,356
Quantum Corp. (a)	1,831	2,106
Seagate Technology Holdings PLC	2,954	195,318
Turtle Beach Corp. (a)	218	2,184
Western Digital Corp. (a)	4,887	184,093
Xerox Holdings Corp.	1,686	25,964
		39,566,177
TOTAL INFORMATION TECHNOLOGY		153,199,098
MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc.	408	15,614
Air Products & Chemicals, Inc.	3,409	979,099
Albemarle Corp.	1,801	398,093
American Vanguard Corp.	395	8,643
Amyris, Inc. (a)(b)	3,277	4,457
Ashland, Inc.	767	78,779
Aspen Aerogels, Inc. (a)	849	6,325
Avient Corp.	1,332	54,825
Axalta Coating Systems Ltd. (a)	3,385	102,532
Balchem Corp.	497	62,861
Cabot Corp.	869	66,600
Celanese Corp. Class A	1,535	167,146
CF Industries Holdings, Inc.	3,018	218,775
Chase Corp.	110	11,520
Corteva, Inc.	10,986	662,566
Danimer Scientific, Inc. (a)(b)	1,387	4,785
Dow, Inc.	10,820	593,152
DuPont de Nemours, Inc.	7,636	548,036
Eastman Chemical Co.	1,848	155,860
Ecolab, Inc.	3,808	630,338
Ecovyst, Inc. (a)	977	10,796
Element Solutions, Inc.	3,472	67,044
FMC Corp.	1,938	236,688
FutureFuel Corp.	353	2,605
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	13,456	17,896
H.B. Fuller Co.	825	56,471
Hawkins, Inc.	291	12,740
Huntsman Corp.	2,782	76,116
Ingevity Corp. (a)	540	38,621
Innospec, Inc.	374	38,399
International Flavors & Fragrances, Inc.	3,921	360,575
Intrepid Potash, Inc. (a)	128	3,533
Koppers Holdings, Inc.	334	11,680
Kronos Worldwide, Inc. (b)	304	2,800
Linde PLC	7,598	2,700,633
Livent Corp. (a)(b)	2,771	60,186
Loop Industries, Inc. (a)(b)	297	1,022
LSB Industries, Inc. (a)	776	8,016
LyondellBasell Industries NV Class A	3,905	366,640
Mativ, Inc.	869	18,657
Minerals Technologies, Inc.	497	30,029
NewMarket Corp.	103	37,593
Olin Corp.	1,962	108,891
Origin Materials, Inc. Class A (a)(b)	1,743	7,443
Orion Engineered Carbons SA	848	22,124
Perimeter Solutions SA (a)	2,264	18,293
PPG Industries, Inc.	3,612	482,491
PureCycle Technologies, Inc. (a)(b)	1,928	13,496
Quaker Houghton (b)	210	41,570
Rayonier Advanced Materials, Inc. (a)	1,066	6,684
RPM International, Inc.	1,985	173,171
Sensient Technologies Corp.	634	48,539
Sherwin-Williams Co.	3,625	814,791
Stepan Co.	319	32,867
The Chemours Co. LLC	2,331	69,790
The Mosaic Co.	5,236	240,228
The Scotts Miracle-Gro Co. Class A	632	44,076
Trinseo PLC	546	11,384
Tronox Holdings PLC	1,731	24,892
Valvoline, Inc.	2,720	95,037
Westlake Corp.	535	62,049
		11,246,562
Construction Materials - 0.1%
Eagle Materials, Inc.	568	83,354
Martin Marietta Materials, Inc.	955	339,082
Summit Materials, Inc.	1,812	51,624
Vulcan Materials Co.	2,044	350,669
		824,729
Containers & Packaging - 0.3%
Amcor PLC	22,803	259,498
Aptargroup, Inc.	1,003	118,545
Ardagh Metal Packaging SA (b)	2,186	8,919
Avery Dennison Corp.	1,245	222,768
Ball Corp.	4,830	266,181
Berry Global Group, Inc.	1,925	113,383
Crown Holdings, Inc.	1,845	152,600
Graphic Packaging Holding Co.	4,718	120,262
Greif, Inc. Class A	382	24,207
International Paper Co.	5,474	197,392
Myers Industries, Inc.	573	12,279
O-I Glass, Inc. (a)	2,363	53,664
Packaging Corp. of America	1,424	197,694
Pactiv Evergreen, Inc.	605	4,840
Ranpak Holdings Corp. (A Shares) (a)	699	3,649
Sealed Air Corp.	2,229	102,333
Silgan Holdings, Inc.	1,289	69,181
Sonoco Products Co.	1,501	91,561
TriMas Corp.	643	17,914
WestRock Co.	3,920	119,442
		2,156,312
Metals & Mining - 0.6%
Alcoa Corp.	2,719	115,721
Alpha Metallurgical Resources	220	34,320
Arconic Corp. (a)	1,541	40,420
ATI, Inc. (a)	1,991	78,565
Carpenter Technology Corp.	749	33,525
Century Aluminum Co. (a)	828	8,280
Cleveland-Cliffs, Inc. (a)	7,919	145,155
Coeur d'Alene Mines Corp. (a)	4,085	16,299
Commercial Metals Co.	1,806	88,313
Compass Minerals International, Inc.	510	17,488
Coronado Global Resources, Inc. CDI (d)	13,031	14,237
Freeport-McMoRan, Inc.	21,967	898,670
Gatos Silver, Inc. (a)	857	5,596
Gold Resource Corp.	1,744	1,831
Haynes International, Inc.	197	9,868
Hecla Mining Co.	8,724	55,223
Kaiser Aluminum Corp.	234	17,463
Materion Corp.	309	35,844
McEwen Mining, Inc. (a)(b)	689	5,836
MP Materials Corp. (a)(b)	1,444	40,706
Newmont Corp.	12,197	597,897
Nucor Corp.	3,943	609,075
Olympic Steel, Inc.	155	8,093
Piedmont Lithium, Inc. (a)(b)	256	15,373
Reliance Steel & Aluminum Co.	900	231,066
Royal Gold, Inc.	1,007	130,618
Ryerson Holding Corp.	330	12,005
Schnitzer Steel Industries, Inc. Class A	399	12,409
Steel Dynamics, Inc.	2,563	289,773
SunCoke Energy, Inc.	1,215	10,911
TimkenSteel Corp. (a)	599	10,986
Tredegar Corp.	448	4,090
United States Steel Corp.	3,597	93,882
Warrior Metropolitan Coal, Inc.	785	28,817
Worthington Industries, Inc.	473	30,579
		3,748,934
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	250	8,355
Glatfelter Corp.	768	2,450
Louisiana-Pacific Corp.	1,114	60,390
Mercer International, Inc. (SBI)	571	5,582
Sylvamo Corp.	498	23,037
		99,814
TOTAL MATERIALS		18,076,351
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Acadia Realty Trust (SBI)	1,440	20,088
Agree Realty Corp.	1,370	93,996
Alexander & Baldwin, Inc.	1,124	21,255
Alexanders, Inc.	34	6,588
Alexandria Real Estate Equities, Inc.	2,301	288,983
American Assets Trust, Inc.	803	14,928
American Homes 4 Rent Class A	4,739	149,042
American Tower Corp.	7,159	1,462,870
Americold Realty Trust	4,144	117,897
Apartment Income (REIT) Corp.	2,338	83,724
Apartment Investment & Management Co. Class A	2,435	18,725
Apple Hospitality (REIT), Inc.	3,314	51,433
Armada Hoffler Properties, Inc.	1,110	13,109
Ashford Hospitality Trust, Inc. (a)	553	1,775
AvalonBay Communities, Inc.	2,154	362,001
Boston Properties, Inc.	2,205	119,335
Braemar Hotels & Resorts, Inc.	952	3,675
Brandywine Realty Trust (SBI)	2,578	12,194
Brixmor Property Group, Inc.	4,644	99,939
Broadstone Net Lease, Inc.	2,640	44,906
Camden Property Trust (SBI)	1,647	172,671
CareTrust (REIT), Inc.	1,482	29,018
CBL & Associates Properties, Inc.	376	9,641
Centerspace	233	12,729
Chatham Lodging Trust	765	8,025
City Office REIT, Inc.	645	4,451
Community Healthcare Trust, Inc.	358	13,103
Corporate Office Properties Trust (SBI)	1,703	40,378
Cousins Properties, Inc.	2,367	50,606
Crown Castle International Corp.	6,659	891,241
CTO Realty Growth, Inc. (b)	255	4,401
CubeSmart	3,456	159,736
DiamondRock Hospitality Co.	3,186	25,902
Digital Realty Trust, Inc.	4,423	434,825
Diversified Healthcare Trust (SBI)	4,128	5,573
Douglas Emmett, Inc.	2,664	32,847
Easterly Government Properties, Inc.	1,390	19,099
EastGroup Properties, Inc.	675	111,591
Elme Communities (SBI)	1,315	23,486
Empire State Realty Trust, Inc.	2,042	13,253
EPR Properties	1,137	43,320
Equinix, Inc.	1,423	1,026,040
Equity Commonwealth	1,675	34,689
Equity Lifestyle Properties, Inc.	2,698	181,117
Equity Residential (SBI)	5,240	314,400
Essential Properties Realty Trust, Inc.	2,229	55,391
Essex Property Trust, Inc.	998	208,722
Extra Space Storage, Inc.	2,060	335,636
Farmland Partners, Inc.	791	8,464
Federal Realty Investment Trust (SBI)	1,132	111,876
First Industrial Realty Trust, Inc.	2,053	109,220
Four Corners Property Trust, Inc.	1,284	34,488
Franklin Street Properties Corp.	1,230	1,931
Gaming & Leisure Properties	3,963	206,314
Getty Realty Corp.	666	23,996
Gladstone Commercial Corp.	570	7,199
Gladstone Land Corp.	520	8,658
Global Medical REIT, Inc.	926	8,436
Global Net Lease, Inc.	1,603	20,615
Healthcare Trust of America, Inc.	5,880	113,660
Healthpeak Properties, Inc.	8,308	182,527
Hersha Hospitality Trust	494	3,320
Highwoods Properties, Inc. (SBI)	1,605	37,220
Host Hotels & Resorts, Inc.	11,008	181,522
Hudson Pacific Properties, Inc.	1,935	12,868
Independence Realty Trust, Inc.	3,428	54,951
Indus Realty Trust, Inc.	80	5,303
Industrial Logistics Properties Trust	987	3,030
InvenTrust Properties Corp.	1,007	23,564
Invitation Homes, Inc.	8,940	279,196
Iron Mountain, Inc.	4,472	236,614
JBG SMITH Properties	1,518	22,861
Kilroy Realty Corp.	1,641	53,168
Kimco Realty Corp.	9,557	186,648
Kite Realty Group Trust	3,397	71,065
Lamar Advertising Co. Class A	1,346	134,452
Life Storage, Inc.	1,308	171,466
LTC Properties, Inc.	640	22,483
LXP Industrial Trust (REIT)	4,315	44,488
Medical Properties Trust, Inc.	9,222	75,805
Mid-America Apartment Communities, Inc.	1,781	269,002
National Health Investors, Inc.	668	34,455
National Retail Properties, Inc.	2,770	122,296
National Storage Affiliates Trust	1,310	54,732
Necessity Retail (REIT), Inc./The	2,147	13,483
NETSTREIT Corp.	880	16,086
NexPoint Residential Trust, Inc.	343	14,979
Office Properties Income Trust	771	9,483
Omega Healthcare Investors, Inc.	3,606	98,840
One Liberty Properties, Inc.	284	6,512
Orion Office (REIT), Inc.	881	5,903
Outfront Media, Inc.	2,216	35,966
Paramount Group, Inc.	2,470	11,263
Park Hotels & Resorts, Inc.	3,525	43,569
Pebblebrook Hotel Trust (b)	1,976	27,743
Phillips Edison & Co., Inc.	1,827	59,597
Physicians Realty Trust	3,492	52,136
Piedmont Office Realty Trust, Inc. Class A	1,906	13,914
Plymouth Industrial REIT, Inc.	591	12,417
Postal Realty Trust, Inc.	307	4,673
Potlatch Corp.	1,253	62,024
Prologis (REIT), Inc.	14,195	1,771,110
Public Storage	2,431	734,502
Rayonier, Inc.	2,271	75,533
Realty Income Corp.	9,649	610,975
Regency Centers Corp.	2,383	145,792
Retail Opportunity Investments Corp.	1,894	26,440
Rexford Industrial Realty, Inc.	2,833	168,988
RLJ Lodging Trust	2,513	26,638
RPT Realty	1,298	12,344
Ryman Hospitality Properties, Inc.	851	76,360
Sabra Health Care REIT, Inc.	3,597	41,366
Safehold, Inc. (b)	372	10,926
Saul Centers, Inc.	189	7,371
SBA Communications Corp. Class A	1,661	433,637
Service Properties Trust	2,590	25,796
Simon Property Group, Inc.	5,029	563,097
SITE Centers Corp.	2,846	34,949
SL Green Realty Corp. (b)	979	23,026
Spirit Realty Capital, Inc.	2,167	86,333
Stag Industrial, Inc. (b)	2,788	94,290
Summit Hotel Properties, Inc.	1,554	10,878
Sun Communities, Inc.	1,908	268,799
Sunstone Hotel Investors, Inc.	3,217	31,784
Tanger Factory Outlet Centers, Inc.	1,588	31,172
Terreno Realty Corp.	1,041	67,249
The Macerich Co.	3,369	35,711
UDR, Inc.	4,720	193,803
UMH Properties, Inc.	794	11,743
Uniti Group, Inc.	3,562	12,645
Universal Health Realty Income Trust (SBI)	205	9,863
Urban Edge Properties	1,772	26,686
Urstadt Biddle Properties, Inc. Class A	458	8,047
Ventas, Inc.	6,154	266,776
Veris Residential, Inc. (a)	1,271	18,607
VICI Properties, Inc.	14,813	483,200
Vornado Realty Trust	2,517	38,686
Welltower, Inc.	7,267	520,971
Weyerhaeuser Co.	11,331	341,403
Whitestone REIT Class B	722	6,642
WP Carey, Inc.	3,203	248,072
Xenia Hotels & Resorts, Inc.	1,727	22,606
		18,299,651
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	1,710	9,029
CBRE Group, Inc. (a)	4,858	353,711
Cushman & Wakefield PLC (a)	2,453	25,855
Digitalbridge Group, Inc.	2,226	26,690
Doma Holdings, Inc. Class A (a)(b)	2,176	887
Douglas Elliman, Inc.	1,055	3,281
eXp World Holdings, Inc.	1,195	15,165
Forestar Group, Inc. (a)	234	3,641
Howard Hughes Corp. (a)	539	43,120
Jones Lang LaSalle, Inc. (a)	731	106,353
Kennedy-Wilson Holdings, Inc. (b)	1,808	29,995
Marcus & Millichap, Inc.	370	11,881
Newmark Group, Inc.	1,896	13,424
Offerpad Solutions, Inc. (a)(b)	895	472
Opendoor Technologies, Inc. (a)(b)	7,951	13,994
RE/MAX Holdings, Inc.	295	5,534
Redfin Corp. (a)	1,775	16,082
Seritage Growth Properties (a)	575	4,525
The RMR Group, Inc.	208	5,458
The St. Joe Co. (b)	503	20,930
WeWork, Inc. (a)(b)	3,226	2,508
Zillow Group, Inc.:
Class A (a)	59	2,578
Class C (a)	3,318	147,551
		862,664
TOTAL REAL ESTATE		19,162,315
UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	867	55,809
Alliant Energy Corp.	3,863	206,284
American Electric Power Co., Inc.	7,897	718,548
Avangrid, Inc. (b)	1,048	41,794
Constellation Energy Corp.	5,027	394,620
Duke Energy Corp.	11,835	1,141,722
Edison International	5,870	414,363
Entergy Corp.	3,128	337,011
Evergy, Inc.	3,530	215,754
Eversource Energy	5,356	419,161
Exelon Corp.	15,268	639,577
FirstEnergy Corp.	8,349	334,461
Hawaiian Electric Industries, Inc.	1,701	65,318
IDACORP, Inc.	780	84,497
MGE Energy, Inc.	547	42,485
NextEra Energy, Inc.	30,545	2,354,409
NRG Energy, Inc.	3,543	121,489
OGE Energy Corp.	3,094	116,520
Otter Tail Corp. (b)	649	46,903
PG&E Corp. (a)	24,733	399,933
Pinnacle West Capital Corp.	1,738	137,719
PNM Resources, Inc.	1,311	63,819
Portland General Electric Co.	1,380	67,468
PPL Corp.	11,314	314,416
Southern Co.	16,731	1,164,143
Xcel Energy, Inc.	8,412	567,305
		10,465,528
Gas Utilities - 0.1%
Atmos Energy Corp.	2,151	241,686
Chesapeake Utilities Corp.	267	34,173
National Fuel Gas Co.	1,412	81,529
New Jersey Resources Corp.	1,480	78,736
Northwest Natural Holding Co.	540	25,682
ONE Gas, Inc.	835	66,157
Southwest Gas Holdings, Inc.	954	59,577
Spire, Inc. (b)	809	56,743
UGI Corp.	3,224	112,066
		756,349
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	525	15,766
Class C	1,283	40,196
Ormat Technologies, Inc. (b)	754	63,917
Sunnova Energy International, Inc. (a)(b)	1,523	23,789
The AES Corp.	10,269	247,278
Vistra Corp.	5,748	137,952
		528,898
Multi-Utilities - 0.7%
Ameren Corp.	3,974	343,314
Avista Corp.	1,132	48,053
Black Hills Corp.	1,006	63,479
CenterPoint Energy, Inc.	9,672	284,937
CMS Energy Corp.	4,463	273,939
Consolidated Edison, Inc.	5,447	521,114
Dominion Energy, Inc.	12,812	716,319
DTE Energy Co.	2,979	326,320
NiSource, Inc.	6,235	174,331
NorthWestern Energy Corp.	879	50,859
Public Service Enterprise Group, Inc.	7,671	479,054
Sempra Energy	4,832	730,405
Unitil Corp.	243	13,861
WEC Energy Group, Inc.	4,847	459,447
		4,485,432
Water Utilities - 0.1%
American States Water Co.	576	51,201
American Water Works Co., Inc.	2,797	409,733
California Water Service Group	837	48,713
Essential Utilities, Inc.	3,679	160,588
Middlesex Water Co.	268	20,936
SJW Group	417	31,746
York Water Co.	205	9,164
		732,081
TOTAL UTILITIES		16,968,288
TOTAL COMMON STOCKS (Cost $545,660,160)		617,691,082

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $988,720)	1,000,000	988,811

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	11,927,213	11,929,599
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	10,609,928	10,610,989
TOTAL MONEY MARKET FUNDS (Cost $22,540,588)		22,540,588

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $569,189,468)	641,220,481
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(9,340,128)
NET ASSETS - 100.0%	631,880,353

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Jun 2023	1,269,450	35,689	35,689
CME E-mini S&P 500 Index Contracts (United States)	57	Jun 2023	11,792,588	677,848	677,848
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Jun 2023	505,940	16,286	16,286

TOTAL FUTURES CONTRACTS					729,823
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,576 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $826,646.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	9,616,330	19,325,322	17,012,053	161,273	-	-	11,929,599	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	7,524,644	11,777,013	8,690,668	35,184	-	-	10,610,989	0.0%
Total	17,140,974	31,102,335	25,702,721	196,457	-	-	22,540,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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